Quarterly Holdings Report
for
Fidelity® Series Investment Grade Securitized Fund
May 31, 2025
IGS-NPRT3-0725
1.9891240.106
Asset-Backed Securities - 6.8%
	Principal Amount (a)	Value ($)
CANADA - 0.0%
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/2035 (b)	92,355	93,472
Chesapeake Funding II LLC Series 2024-1A Class A1, 5.52% 5/15/2036 (b)	205,216	207,082
TOTAL CANADA		300,554
UNITED STATES - 6.8%
Achv Abs Trust Series 2024-3AL Class A, 5.01% 12/26/2031 (b)	58,308	58,233
Affirm Asset Securitization Trust Series 2024-A Class 1A, 5.61% 2/15/2029 (b)	400,000	401,651
Affirm Asset Securitization Trust Series 2024-X1 Class A, 6.27% 5/15/2029 (b)	24,027	24,053
Affirm Asset Securitization Trust Series 2025-X1 Class A, 5.08% 4/15/2030 (b)	720,000	719,846
Ally Auto Receivables Trust Series 2024-1 Class A3, 5.08% 12/15/2028	255,000	256,370
American Express Credit Account Master Trust Series 2023-1 Class A, 4.87% 5/15/2028	679,000	681,885
Amur Equip Fin Receivables Xv LLC Series 2025-1A Class A2, 4.7% 9/22/2031 (b)	780,000	781,629
Ari Fleet Lease Trust 2024-B Series 2024-B Class A2, 5.54% 4/15/2033 (b)	95,445	95,943
Ari Fleet Lease Trust Series 2025-A Class A2, 4.38% 1/17/2034 (b)	160,000	159,248
Autonation Finance Trust Series 2025-1A Class A2, 4.72% 4/10/2028 (b)	315,000	315,070
Avis Budget Rental Car Funding AESOP LLC Series 2025-1A Class A, 4.8% 8/20/2029 (b)	205,000	205,216
Avis Budget Rental Car Funding AESOP LLC Series 2025-2A Class A, 5.12% 8/20/2031 (b)	595,000	596,714
Bankers Healthcare Group Securitization Trust Series 2025-1CON Class A, 4.82% 4/17/2036 (b)	837,760	835,961
BMW Vehicle Owner Trust Series 2025-A Class A3, 4.56% 9/25/2029	200,000	201,036
BofA Auto Trust Series 2024-1A Class A3, 5.35% 11/15/2028 (b)	98,000	98,961
BofA Auto Trust Series 2025-1A Class A2A, 4.52% 11/22/2027 (b)	660,000	659,509
BofA Auto Trust Series 2025-1A Class A3, 4.35% 11/20/2029 (b)	500,000	499,706
CarMax Auto Owner Trust Series 2023-4 Class A3, 6% 7/17/2028	234,000	237,311
CarMax Auto Owner Trust Series 2024-2 Class A3, 5.5% 1/16/2029	187,000	189,453
Carmax Auto Owner Trust Series 2024-4 Class A3, 4.6% 10/15/2029	300,000	301,868
Carmax Auto Owner Trust Series 2025-2 Class A2A, 4.59% 7/17/2028	1,010,000	1,010,442
CarMax Select Receivables Trust Series 2024-A Class A2A, 5.78% 9/15/2027	49,132	49,308
CarMax Select Receivables Trust Series 2024-A Class A3, 5.4% 11/15/2028	67,000	67,655
Ccg Receivables Trust. Series 2025-1 Class A2, 4.48% 10/14/2032 (b)	145,000	144,988
CFMT LLC Series 2023-HB12 Class A, 4.25% 4/25/2033 (b)	73,659	72,892
Chase Auto Owner Trust Series 2024-1A Class A3, 5.13% 5/25/2029 (b)	239,000	240,689
Citizens Auto Receivables Trust Series 2024-2 Class A3, 5.33% 8/15/2028 (b)	304,000	305,955
Dell Equip Fin Trust Series 2025-1 Class A2, 4.68% 7/22/2027 (b)	250,000	250,479
Dell Equip Fin Trust Series 2025-1 Class A3, 4.61% 2/24/2031 (b)	400,000	401,953
DLLAA LLC Series 2025-1A Class A3, 4.95% 9/20/2029 (b)	1,450,000	1,465,029
DLLAA Series 2023-1A Class A2, 5.93% 7/20/2026 (b)	17,337	17,364
DLLAA Series 2023-1A Class A3, 5.64% 2/22/2028 (b)	102,000	103,153
DLLAD Series 2023-1A Class A3, 4.79% 1/20/2028 (b)	466,148	466,841
DLLAD Series 2024-1A Class A3, 5.3% 7/20/2029 (b)	82,000	83,143
Enterprise Fleet Financing LLC Series 2023-3 Class A2, 6.4% 3/20/2030 (b)	243,466	247,015
Enterprise Fleet Financing LLC Series 2024-4 Class A3, 4.56% 11/20/2028 (b)	361,000	361,498
Enterprise Fleet Financing Series 2024-2 Class A2, 5.74% 12/20/2026 (b)	191,413	192,247
Enterprise Fleet Financing Series 2024-2 Class A3, 5.61% 4/20/2028 (b)	171,000	173,603
Exeter Select Automobile Receivables Trust Series 2025-1 Class A2, 4.83% 10/16/2028	80,000	79,932
Exeter Select Automobile Receivables Trust Series 2025-1 Class A3, 4.69% 4/15/2030	70,000	69,901
Ford Credit Auto Owner Trust Series 2020-2 Class A, 1.06% 4/15/2033 (b)	2,750,000	2,713,483
Ford Credit Floorplan Master Owner Trust A Series 2023-1 Class A1, 4.92% 5/15/2028 (b)	2,589,000	2,597,168
Ford Credit Floorplan Master Owner Trust A Series 2024-1 Class A1, 5.29% 4/15/2029 (b)	2,500,000	2,535,604
GM Financial Consumer Automobile Receivables Trust Series 2023-3 Class A3, 5.45% 6/16/2028	204,313	205,573
GM Financial Leasing Trust Series 2023-3 Class A3, 5.38% 11/20/2026	74,338	74,486
GM Financial Revolving Receivables Trust Series 2024-1 Class A, 4.98% 12/11/2036 (b)	704,000	716,000
GMF Floorplan Owner Revolving Trust Series 2023-1 Class A1, 5.34% 6/15/2028 (b)	1,126,000	1,134,612
Great America Leasing Receivables Funding LLC Series 2025-1 Series 2025-1 Class A2, 4.52% 10/15/2027 (b)	500,000	499,299
Great America Leasing Receivables Funding LLC Series 2025-1 Series 2025-1 Class A3, 4.49% 4/16/2029 (b)	500,000	498,918
Greensky Home Improvement Trust Series 2024-2 Class A2, 5.25% 10/27/2059 (b)	1,206,989	1,208,576
Honda Auto Receivables 2023-3 Owner Tr Series 2023-3 Class A3, 5.41% 2/18/2028	559,539	562,958
HPEFS Equipment Trust Series 2024-2A Class A3, 5.36% 10/20/2031 (b)	400,000	402,649
Hyundai Auto Lease Securitization Trust Series 2024-B Class A3, 5.41% 5/17/2027 (b)	453,000	456,646
Hyundai Auto Lease Securitization Trust Series 2024-C Class A3, 4.62% 4/17/2028 (b)	1,300,000	1,302,904
Hyundai Auto Lease Securitization Trust Series 2025-B Class A2A, 4.58% 9/15/2027 (b)	1,200,000	1,201,650
Hyundai Auto Receivables Trust Series 2024-A Class A3, 4.99% 2/15/2029	268,000	269,966
John Deere Owner Trust Series 2025-A Class A2A, 4.23% 3/15/2028	900,000	898,092
Marlette Funding Trust Series 2024-1A Class A, 5.95% 7/17/2034 (b)	20,828	20,860
Mercedes-Benz Auto Lease Trust Series 2024-A Class A3, 5.32% 1/18/2028	290,000	293,051
Mercedes-Benz Auto Lease Trust Series 2024-B Class A3, 4.23% 2/15/2028	1,000,000	996,710
Merchants Fleet Funding LLC Series 2023-1A Class A, 7.21% 5/20/2036 (b)	533,297	537,898
Merchants Fleet Funding LLC Series 2024-1A Class A, 5.82% 4/20/2037 (b)	243,652	245,140
Oportun Funding Trust Series 2024-3 Class A, 5.26% 8/15/2029 (b)	143,212	143,202
OWN Equipment Fund I LLC Series 2024-2M Class A, 5.7% 12/20/2032 (b)	739,741	745,233
Peac Solutions Receivables Series 2025-1A Class A2, 4.94% 10/20/2028 (b)	265,000	265,328
Post Road Equipment Finance LLC Series 2025-1A Class A2, 4.9% 5/15/2031 (b)	140,000	140,424
PRMI Securitization Trust Series 2024-CMG1 Class A1, U.S. 30-Day Avg. SOFR Index + 1.3%, 5.8% 7/25/2054 (b)(c)(d)	594,578	590,990
PRPM Trust Series 2023-RCF2 Class A1, 4% 11/25/2053 (b)	449,440	438,044
Santander Drive Auto Receivables Trust Series 2025-2 Class A3, 4.67% 8/15/2029	700,000	702,098
SBNA Auto Lease Trust Series 2024-B Class A3, 5.56% 11/22/2027 (b)	258,000	260,144
SBNA Auto Lease Trust Series 2024-C Class A3, 4.56% 2/22/2028 (b)	232,000	231,773
SFS Auto Receivables Securitization Trust Series 2024-2A Class A3, 5.33% 11/20/2029 (b)	147,000	148,553
Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-AA Class A2, 4.63% 7/20/2027 (b)	3,700,000	3,700,742
Store Master Funding Series 2021-1A Class A1, 2.12% 6/20/2051 (b)	784,333	721,368
Tesla Auto Lease Trust 23-A Series 2023-A Class A3, 5.89% 6/22/2026 (b)	70,800	70,895
Tesla Series 2024-A Class A2A, 5.37% 6/22/2026 (b)	20,687	20,702
Toyota Auto Loan Extended Note Trust Series 2021-1A Class A, 1.07% 2/27/2034 (b)	1,800,000	1,754,864
Toyota Auto Receivables Owner Trust Series 2025-B Class A3, 4.34% 11/15/2029	2,100,000	2,101,299
Toyota Lease Owner Trust Series 2023-A Class A3, 4.93% 4/20/2026 (b)	25,655	25,661
USAA Auto Owner Trust Series 2024-A Class A3, 5.03% 3/15/2029 (b)	1,900,000	1,912,044
Verd Series 2025-1A Class A2, 4.85% 3/13/2028 (b)	230,000	230,200
Volkswagen Auto Lease Trust Series 2024-A Class A3, 5.21% 6/21/2027	229,000	230,871
Volvo Financial Equipment LLC Series 2025-1A Class A2, 4.41% 11/15/2027 (b)	500,000	499,242
Wheels Fleet Lease Funding 1 LLC Series 2023-2A Class A, 6.46% 8/18/2038 (b)	719,029	728,446
Wheels Fleet Lease Funding 1 LLC Series 2024-1A Class A1, 5.49% 2/18/2039 (b)	1,116,147	1,125,890
Wheels Fleet Lease Funding 1 LLC Series 2024-2A Class A1, 4.87% 6/21/2039 (b)	402,000	403,086
Willis Engine Structured Tr VII Series 2023-A Class A, 8% 10/15/2048 (b)	236,825	241,819
World Omni Auto Receivables Trust 2023-B Series 2023-B Class A3, 4.66% 5/15/2028	206,381	206,446
World Omni Auto Receivables Trust 2023-C Series 2023-C Class A3, 5.15% 11/15/2028	130,000	130,441
World Omni Automobile Lease Securitization Trust Series 2025-A Class A2A, 4.35% 12/15/2027	800,000	798,740
TOTAL UNITED STATES		51,064,538
TOTAL ASSET-BACKED SECURITIES (Cost $51,029,323)		51,365,092

Collateralized Mortgage Obligations - 8.6%
	Principal Amount (a)	Value ($)
UNITED STATES - 8.6%
Ajax Mortgage Loan Trust Series 2021-C Class A, 5.115% 1/25/2061 (b)	105,703	105,657
Ajax Mortgage Loan Trust Series 2021-E Class A1, 1.74% 12/25/2060 (b)	1,126,850	972,090
Binom Securitization Trust Series 2022-RPL1 Class A1, 3% 2/25/2061 (b)	262,783	241,057
Bravo Residential Fdg Tr 2025-Nqm5 Series 2025-NQM5 Class A1, 5.496% 2/25/2065 (b)(f)	600,000	600,303
Bravo Residential Funding Trust Series 2022-RPL1 Class A1, 2.75% 9/25/2061 (b)	877,996	792,686
CFMT LLC Series 2024-HB13 Class A, 3% 5/25/2034 (b)(d)	145,967	143,133
CFMT LLC Series 2024-HB15 Class A, 4% 8/25/2034 (b)(d)	77,321	76,497
Cross Mortgage Trust Series 2025-H4 Class A1, 5.596% 6/25/2070 (b)(d)	700,000	701,041
Fannie Mae Guaranteed REMIC Series 2013-44 Class DJ, 1.85% 5/25/2033	68,498	62,749
Fannie Mae Guaranteed REMIC Series 2016-3 Class PL, 2.5% 2/25/2046	3,086,025	2,627,984
Fannie Mae Guaranteed REMIC Series 2020-51 Class BA, 2% 6/25/2046	555,314	484,393
Fannie Mae Guaranteed REMIC Series 2021-66 Class DA, 2% 1/25/2048	272,863	223,158
Fannie Mae Guaranteed REMIC Series 2021-66 Class DM, 2% 1/25/2048	289,975	237,153
Fannie Mae Guaranteed REMIC Series 2021-69 Class JK, 1.5% 10/25/2051	251,449	211,561
Fannie Mae Guaranteed REMIC Series 2021-77 Class CH, 1.5% 8/25/2050	107,460	86,947
Fannie Mae Guaranteed REMIC Series 2021-85 Class L, 2.5% 8/25/2048	235,428	203,836
Fannie Mae Guaranteed REMIC Series 2021-95 Class BA, 2.5% 6/25/2049	713,813	611,776
Fannie Mae Guaranteed REMIC Series 2021-95, 2.5% 9/25/2048	478,903	415,723
Fannie Mae Guaranteed REMIC Series 2021-96 Class AH, 2.5% 3/25/2049	1,080,221	928,554
Fannie Mae Guaranteed REMIC Series 2021-96 Class HA, 2.5% 2/25/2050	377,375	321,556
Fannie Mae Guaranteed REMIC Series 2022-1 Class KA, 3% 5/25/2048	228,030	207,057
Fannie Mae Guaranteed REMIC Series 2022-11 Class B, 3% 6/25/2049	276,394	253,211
Fannie Mae Guaranteed REMIC Series 2022-13 Class HA, 3% 8/25/2046	256,771	238,271
Fannie Mae Guaranteed REMIC Series 2022-13 Class JA, 3% 5/25/2048	240,259	218,281
Fannie Mae Guaranteed REMIC Series 2022-2 Class TH, 2.5% 2/25/2052	135,420	122,751
Fannie Mae Guaranteed REMIC Series 2022-3 Class D, 2% 2/25/2048	651,893	569,944
Fannie Mae Guaranteed REMIC Series 2022-3 Class N, 2% 10/25/2047	1,806,240	1,560,228
Fannie Mae Guaranteed REMIC Series 2022-4 Class B, 2.5% 5/25/2049	277,183	237,963
Fannie Mae Guaranteed REMIC Series 2022-49 Class TC, 4% 12/25/2048	198,746	192,912
Fannie Mae Guaranteed REMIC Series 2022-5 Class DA, 2.25% 11/25/2047	757,927	662,720
Fannie Mae Guaranteed REMIC Series 2022-53 Class FG, U.S. 30-Day Avg. SOFR Index + 0.8%, 5.122% 8/25/2052 (c)(d)	909,497	881,876
Fannie Mae Guaranteed REMIC Series 2022-56 Class FJ, U.S. 30-Day Avg. SOFR Index + 0.8%, 5.122% 9/25/2052 (c)(d)	1,904,618	1,846,776
Fannie Mae Guaranteed REMIC Series 2022-64 Class GF, U.S. 30-Day Avg. SOFR Index + 0.8%, 5.122% 10/25/2052 (c)(d)	629,964	617,364
Fannie Mae Guaranteed REMIC Series 2022-67 Class FA, U.S. 30-Day Avg. SOFR Index + 0.8%, 5.122% 10/25/2052 (c)(d)	2,245,047	2,177,927
Fannie Mae Guaranteed REMIC Series 2022-7 Class A, 3% 5/25/2048	323,114	293,489
Fannie Mae Guaranteed REMIC Series 2022-7 Class E, 2.5% 11/25/2047	690,309	610,999
Fannie Mae Guaranteed REMIC Series 2023-53 Class FD, U.S. 30-Day Avg. SOFR Index + 1.5%, 5.822% 11/25/2053 (c)(d)	689,635	694,245
Fannie Mae Guaranteed REMIC Series 2023-54 Class FD, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.772% 11/25/2053 (c)(d)	1,208,536	1,217,125
Fannie Mae Guaranteed REMIC Series 2023-56 Class FC, U.S. 30-Day Avg. SOFR Index + 1.5%, 5.822% 11/25/2053 (c)(d)	301,568	303,603
Fannie Mae Guaranteed REMIC Series 2024-41 Class FB, U.S. 30-Day Avg. SOFR Index + 1.53%, 5.852% 7/25/2054 (c)(d)	381,695	381,767
Fannie Mae Guaranteed REMIC Series 2024-90 Class FD, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.522% 12/25/2054 (c)(d)	2,138,269	2,132,153
Fannie Mae Guaranteed REMIC Series 2024-93 Class FG, U.S. 30-Day Avg. SOFR Index + 1.1%, 5.422% 12/25/2054 (c)(d)	326,498	326,092
Fannie Mae Mortgage pass-thru certificates Series 2020-56 Class AH, 2% 5/25/2045	482,673	448,186
Fannie Mae Mortgage pass-thru certificates Series 2024-100 Class EF, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.522% 6/25/2054 (c)(d)	1,017,954	1,013,694
Fannie Mae Mortgage pass-thru certificates Series 2025-33 Class FC, U.S. 30-Day Avg. SOFR Index + 1.6%, 5.922% 8/25/2054 (c)(d)	1,175,651	1,181,463
Fannie Mae Mortgage pass-thru certificates Series 2025-4 Class FH, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.522% 9/25/2054 (c)(d)	483,851	482,354
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class AF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.722% 2/25/2055 (c)(d)	773,093	771,457
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class DF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.722% 9/25/2054 (c)(d)	783,073	780,666
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.522% 2/25/2055 (c)(d)	1,047,649	1,044,499
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FE, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.472% 2/25/2055 (c)(d)	421,001	419,859
Fannie Mae Series 2022-30 Class E, 4.5% 7/25/2048	646,307	635,220
Fannie Mae Series 2022-9 Class BA, 3% 5/25/2048	199,625	181,285
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class EA, 2.5% 8/25/2048	194,735	168,625
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class GC, 2% 11/25/2047	219,393	188,790
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5164 Class M, 2.5% 7/25/2048	198,911	172,475
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5165 Class PC, 1.5% 11/25/2051	317,091	266,639
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5001 Class A, 2% 1/25/2045	201,207	183,300
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5002 Class TJ, 2% 7/25/2050	931,976	781,316
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5018 Class LC, 3% 10/25/2040	143,231	127,638
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5041 Class LA, 1.5% 11/25/2040	1,283,141	1,055,458
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5046 Class PT, 1.5% 11/25/2040	975,518	801,545
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5083 Class VA, 1% 8/15/2038	421,037	398,219
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5141 Class JM, 1.5% 4/25/2051	189,511	156,959
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5148 Class AD, 1.5% 10/25/2051	249,758	209,549
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5148 Class PC, 1.5% 10/25/2051	246,612	204,579
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5169 Class TP, 2.5% 6/25/2049	197,596	168,946
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5175 Class CB, 2.5% 4/25/2050	1,383,817	1,185,697
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5180 Class KA, 2.5% 10/25/2047	274,029	241,585
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5182 Class A, 2.5% 10/25/2048	1,827,643	1,586,435
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class DA, 2.5% 5/25/2049	189,962	162,810
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class TP, 2.5% 5/25/2049	205,887	176,434
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class BA, 2.5% 11/25/2047	170,750	150,411
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class CA, 2.5% 5/25/2049	172,528	147,805
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5191 Class CA, 2.5% 4/25/2050	322,495	271,933
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5196 Class ME, 1.75% 2/25/2052	1,302,292	1,137,764
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class A, 2.5% 6/25/2049	172,528	147,805
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class DA, 2.5% 11/25/2047	129,556	114,246
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5198 Class BA, 2.5% 11/25/2047	612,003	543,360
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5201 Class EB, 3% 2/25/2048	3,501,803	3,197,259
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class AG, 3% 1/25/2049	124,322	112,338
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class LB, 2.5% 10/25/2047	138,872	122,645
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class UA, 3% 4/25/2050	286,566	252,864
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5210 Class AB, 3% 1/25/2042	368,657	341,898
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5214 Class CB, 3.25% 4/25/2052	899,931	839,344
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5236 Class P, 5% 4/25/2048	290,963	290,693
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5266 Class CD, 4.5% 10/25/2044	166,288	164,266
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-5354 Class FC, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.772% 10/25/2053 (c)(d)	870,550	875,829
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5459 Class FD, U.S. 30-Day Avg. SOFR Index + 1%, 5.322% 10/25/2054 (c)(d)	240,721	239,340
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class NF, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.472% 2/25/2055 (c)(d)	2,580,023	2,568,863
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class WF, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.522% 2/25/2055 (c)(d)	379,176	375,922
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5500 Class FV, U.S. 30-Day Avg. SOFR Index + 1.25%, 5.572% 10/25/2054 (c)(d)	749,480	748,075
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5509 Class FB, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.472% 2/25/2055 (c)(d)	589,043	587,334
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5517 Class HF, U.S. 30-Day Avg. SOFR Index + 1.35%, 5.672% 3/25/2055 (c)(d)	1,630,855	1,625,012
Ginnie Mae Mortgage pass-thru certificates Series 2018-H12 Class HA, 3.25% 8/20/2068 (e)	33,522	32,518
Ginnie Mae REMIC pass-thru certificates Series 2016-69 Class WA, 3% 2/20/2046	17,461	15,913
Ginnie Mae REMIC pass-thru certificates Series 2017-139 Class BA, 3% 9/20/2047	107,924	94,869
Ginnie Mae REMIC pass-thru certificates Series 2019-23 Class NF, CME Term SOFR 1 month Index + 0.5645%, 4.8889% 2/20/2049 (c)(d)	78,690	77,257
GS Mortgage-Backed Securities Trust Series 2024-RPL2 Class A1, 3.75% 7/25/2061 (b)	616,414	597,246
JPMorgan Mortgage Trust Series 2025-NQM2 Class A1, 5.567% 9/25/2065 (b)(d)	600,000	600,673
MFA Trust Series 2022-RPL1 Class A1, 3.3% 8/25/2061 (b)	722,365	670,536
MFRA Trust Series 2024-RPL1 Class A1, 4.25% 2/25/2066 (b)(d)	275,675	255,167
Morgan Stanley Residential Mortgage Loan Trust 2025-NQM3 Series 2025-NQM3 Class A1, 5.53% 5/25/2070 (b)(d)	1,152,000	1,153,209
New Residential Mortgage Loan Trust Series 2019-1A Class A1B, 3.5% 10/25/2059 (b)	39,016	36,296
New York Mortgage Trust Series 2021-SP1 Class A1, 4.6696% 8/25/2061 (b)	199,480	198,494
NYMT Loan Trust Series 2021-CP1 Class A1, 2.0424% 7/25/2061 (b)	1,032,575	953,342
NYMT Loan Trust Series 2024-CP1 Class A1, 3.75% 2/25/2068 (b)	351,358	323,548
Ocwen Loan Investment Trust Series 2023-HB1 Class A, 3% 6/25/2036 (b)	21,403	21,121
Ocwen Loan Investment Trust Series 2024-HB1 Class A, 3% 2/25/2037 (b)	39,350	38,271
Onity Loan Investment Trust 2024-Hb2 Series 2024-HB2 Class A, 5% 8/25/2037 (b)	258,159	257,159
PRET Trust Series 2024-RPL1 Class A1, 3.9% 10/25/2063 (b)	584,132	547,878
PRPM LLC Series 2024-RCF3 Class A1, 4% 5/25/2054 (b)	672,278	654,072
PRPM LLC Series 2024-RCF4 Class A1, 4% 7/25/2054 (b)	239,839	233,951
PRPM LLC Series 2024-RCF6 Class A1, 4% 10/25/2054 (b)(d)	90,707	87,706
PRPM LLC Series 2024-RPL2 Class A1, 3.5% 5/25/2054 (b)(d)	551,054	530,815
RCO VIII Mortgage LLC Series 2025-3 Class A1, 6.4345% 5/25/2030 (b)(d)	400,000	399,506
RMF Buyout Issuance Trust Series 2020-HB1 Class A1, 1.7188% 10/25/2050 (b)	175,292	161,841
RMF Buyout Issuance Trust Series 2021-HB1 Class A, 1.2586% 11/25/2031 (b)	7,729	7,701
Towd Point Mortgage Trust Series 2021-1 Class A1, 2.25% 11/25/2061 (b)(d)	1,553,603	1,434,117
Towd Point Mortgage Trust Series 2022-1 Class A1, 3.75% 7/25/2062 (b)	349,514	329,229
TOTAL UNITED STATES		65,557,731
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $66,118,562)		65,557,731

Commercial Mortgage Securities - 10.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 10.4%
ALA Trust Series 2025-OANA Class A, CME Term SOFR 1 month Index + 1.7426%, 6.0426% 6/15/2030 (b)(c)(d)	1,580,000	1,586,617
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class ANM, 3.112% 11/5/2032 (b)	77,840	74,108
BAMLL Commercial Mortgage Securities Trust Series 2022-DKLX Class A, CME Term SOFR 1 month Index + 1.15%, 5.479% 1/15/2039 (b)(c)(d)	249,399	248,464
BAMLL Commercial Mortgage Securities Trust Series 2022-DKLX Class B, CME Term SOFR 1 month Index + 1.55%, 5.879% 1/15/2039 (b)(c)(d)	90,691	89,954
BANK Series 2017-BNK5 Class A5, 3.39% 6/15/2060	600,000	584,205
BANK Series 2018-BN10 Class A4, 3.428% 2/15/2061	227,674	221,276
BANK Series 2018-BN10 Class A5, 3.688% 2/15/2061	1,900,000	1,855,959
BANK Series 2018-BN13 Class A5, 4.217% 8/15/2061	700,000	686,956
BANK Series 2018-BN14 Class A4, 4.231% 9/15/2060	600,000	589,522
BANK Series 2018-BN14 Class ASB, 4.185% 9/15/2060	191,946	190,564
BANK Series 2019-BN23 Class ASB, 2.846% 12/15/2052	91,426	87,709
BANK Series 2020-BN25 Class XB, 0.4364% 1/15/2063 (d)(g)	2,000,000	36,259
BANK Series 2020-BN26 Class ASB, 2.313% 3/15/2063	870,778	829,202
BANK Series 2021-BN33 Class XA, 1.0438% 5/15/2064 (d)(g)	2,992,970	126,446
BANK Series 2023-BNK45 Class A5, 5.203% 2/15/2056 (d)	400,000	399,850
BANK Series 2025-BNK49 Class A5, 5.623% 3/15/2058	1,700,000	1,746,714
BBCMS Mortgage Trust Series 2023-C21 Class A3, 6.2958% 9/15/2056 (d)	246,000	261,462
Benchmark Mortgage Trust Series 2018-B1 Class ASB, 3.602% 1/15/2051	210,443	207,667
Benchmark Mortgage Trust Series 2018-B2 Class ASB, 3.7802% 2/15/2051	175,298	173,423
Benchmark Mortgage Trust Series 2019-B10 Class A4, 3.717% 3/15/2062	229,000	219,910
Benchmark Mortgage Trust Series 2019-B12 Class XA, 1.0654% 8/15/2052 (d)(g)	874,086	24,981
Benchmark Mortgage Trust Series 2019-B14 Class XA, 0.75% 12/15/2062 (d)(g)	8,884,466	189,660
Benchmark Mortgage Trust Series 2020-B17 Class XA, 1.3724% 3/15/2053 (d)(g)	1,837,791	81,613
Benchmark Mortgage Trust Series 2020-B18 Class XA, 1.7969% 7/15/2053 (d)(g)	1,355,451	67,929
Benchmark Mortgage Trust Series 2021-B31 Class A5, 2.669% 12/15/2054	200,000	172,730
Benchmark Mortgage Trust Series 2024-V9 Class A3, 5.6019% 8/15/2057	900,000	924,177
BLOX Trust Series 2021-BLOX Class A, CME Term SOFR 1 month Index + 1.1145%, 5.4435% 9/15/2026 (b)(c)(d)	531,000	524,098
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 5.6709% 3/15/2041 (b)(c)(d)	221,077	221,215
BMO Mortgage Trust Series 2022-C3 Class ASB, 5.3253% 9/15/2054 (d)	500,000	512,992
BMO Mortgage Trust Series 2025-5C9 Class A3, 5.7785% 4/15/2058 (d)	7,400,000	7,669,373
BMP Series 2024-MF23 Class A, CME Term SOFR 1 month Index + 1.3719%, 5.7007% 6/15/2041 (b)(c)(d)	313,000	313,196
BPR Trust Series 2022-OANA Class A, CME Term SOFR 1 month Index + 1.898%, 6.2267% 4/15/2037 (b)(c)(d)	1,680,000	1,679,475
BPR Trust Series 2022-OANA Class B, CME Term SOFR 1 month Index + 2.447%, 6.7757% 4/15/2037 (b)(c)(d)	54,000	53,966
BX Commercial Mortgage Trust 2024-XL5 Series 2024-XL5 Class A, CME Term SOFR 1 month Index + 1.3917%, 5.7204% 3/15/2041 (b)(c)(d)	3,258,156	3,260,192
BX Commercial Mortgage Trust 21-SOAR Series 2022-IND Class A, CME Term SOFR 1 month Index + 1.491%, 5.8197% 4/15/2037 (b)(c)(d)	307,544	307,544
BX Commercial Mortgage Trust 24-MDHS Series 2024-MDHS Class A, 5.97% 5/15/2041 (b)(d)	580,765	581,491
BX Commercial Mortgage Trust Series 2019-IMC Class A, CME Term SOFR 1 month Index + 1.0463%, 5.3753% 4/15/2034 (b)(c)(d)	56,047	55,521
BX Commercial Mortgage Trust Series 2021-PAC Class A, CME Term SOFR 1 month Index + 0.8036%, 5.1326% 10/15/2036 (b)(c)(d)	475,000	472,925
BX Commercial Mortgage Trust Series 2021-VINO Class A, CME Term SOFR 1 month Index + 0.7668%, 5.0958% 5/15/2038 (b)(c)(d)	69,580	69,537
BX Commercial Mortgage Trust Series 2022-LP2 Class A, CME Term SOFR 1 month Index + 1.0129%, 5.3416% 2/15/2039 (b)(c)(d)	138,258	137,999
BX Commercial Mortgage Trust Series 2023-XL3 Class A, CME Term SOFR 1 month Index + 1.7614%, 6.0901% 12/9/2040 (b)(c)(d)	258,479	259,531
BX Commercial Mortgage Trust Series 2023-XL3 Class B, CME Term SOFR 1 month Index + 2.1908%, 6.5195% 12/9/2040 (b)(c)(d)	143,202	143,604
BX Commercial Mortgage Trust Series 2024-5C6 Class A3, 5.3161% 9/15/2057	1,200,000	1,218,731
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 5.6215% 12/15/2039 (b)(c)(d)	148,159	148,159
Bx Tr 2025-Tail Series 2025-TAIL Class A, CME Term SOFR 1 month Index + 1.4%, 5.7% 6/15/2035 (b)(c)(d)	201,000	201,271
BX Trust 2024-CNY Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.7706% 4/15/2041 (b)(c)(d)	681,466	682,318
BX Trust 2025-ROIC Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 5.4725% 3/15/2030 (b)(c)(d)	1,438,000	1,427,215
BX Trust Series 2021-LBA Class AJV, CME Term SOFR 1 month Index + 0.9145%, 5.2435% 2/15/2036 (b)(c)(d)	282,000	281,824
BX Trust Series 2021-MFM1 Class A, CME Term SOFR 1 month Index + 0.8145%, 5.1435% 1/15/2034 (b)(c)(d)	123,443	123,366
BX Trust Series 2021-SOAR Class A, CME Term SOFR 1 month Index + 0.7845%, 5.1135% 6/15/2038 (b)(c)(d)	591,798	591,428
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 5.7707% 2/15/2039 (b)(c)(d)	533,144	533,810
BX Trust Series 2024-XL5 Class B, CME Term SOFR 1 month Index + 1.6912%, 6.0199% 3/15/2041 (b)(c)(d)	181,893	182,007
BX Trust Series 2025-DIME Class A, CME Term SOFR 1 month Index + 1.15%, 5.4787% 2/15/2035 (b)(c)(d)	437,000	435,361
CAMB Commercial Mortgage Trust Series 2019-LIFE Class A, CME Term SOFR 1 month Index + 1.367%, 5.696% 12/15/2037 (b)(c)(d)	652,000	651,593
CCUBS Commercial Mortgage Trust Series 2017-C1 Class ASB, 3.462% 11/15/2050	46,977	46,307
CD Mortgage Trust Series 2017-CD6 Class ASB, 3.332% 11/13/2050	889,328	875,405
CFCRE Commercial Mortgage Trust Series 2016-C7 Class A2, 3.5853% 12/10/2054	439,884	431,905
CFCRE Commercial Mortgage Trust Series 2017-C8 Class A3, 3.3048% 6/15/2050	694,202	674,655
Citigroup Commercial Mortgage Trust Series 2015-GC33 Class AAB, 3.522% 9/10/2058	5,631	5,622
Citigroup Commercial Mortgage Trust Series 2015-P1 Class A5, 3.717% 9/15/2048	785,255	782,690
Citigroup Commercial Mortgage Trust Series 2017-P7 Class AAB, 3.509% 4/14/2050	122,249	121,147
Citigroup Commercial Mortgage Trust Series 2019-GC41 Class XA, 1.0317% 8/10/2056 (d)(g)	4,206,796	133,926
COMM Mortgage Trust Series 2015-CR24 Class A5, 3.696% 8/10/2048	691,064	689,403
COMM Mortgage Trust Series 2015-LC21 Class A4, 3.708% 7/10/2048	86,119	86,004
COMM Mortgage Trust Series 2016-COR1 Class ASB, 2.972% 10/10/2049	186,840	185,193
CSAIL Commercial Mortgage Trust Series 2016-C7 Class ASB, 3.3143% 11/15/2049	19,218	19,176
DBJPM Mortgage Trust Series 2017-C6 Class ASB, 3.121% 6/10/2050	269,605	265,628
ELP Commercial Mortgage Trust Series 2021-ELP Class A, CME Term SOFR 1 month Index + 0.8155%, 5.1445% 11/15/2038 (b)(c)(d)	948,896	946,524
ELP Commercial Mortgage Trust Series 2021-ELP Class B, CME Term SOFR 1 month Index + 1.2347%, 5.5637% 11/15/2038 (b)(c)(d)	661,230	658,957
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-K049 Class A2, 3.01% 7/25/2025	20,920	20,855
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K054 Class A2, 2.745% 1/25/2026	1,055,151	1,042,394
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K068 Class A2, 3.244% 8/25/2027	400,000	391,385
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K069 Class A2, 3.187% 9/25/2027	688,098	672,043
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K070 Class A2, 3.303% 11/25/2027	900,000	880,374
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K071 Class A2, 3.286% 11/25/2027	500,000	488,639
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K072 Class A2, 3.444% 12/25/2027	500,000	490,152
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K073 Class A2, 3.35% 1/25/2028	700,000	684,491
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K074 Class A2, 3.6% 1/25/2028	2,300,000	2,262,099
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K076 Class A2, 3.9% 4/25/2028	500,000	495,135
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K077 Class A2, 3.85% 5/25/2028	1,600,000	1,582,101
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K081 Class A2, 3.9% 8/25/2028	300,000	297,036
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K083 Class A2, 4.05% 9/25/2028	400,000	397,230
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K740 Class A2, 1.47% 9/25/2027	900,000	846,016
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K746 Class A2, 2.031% 9/25/2028	900,000	839,604
GS Mortgage Securities Trust Series 2011-GC5 Class AS, 5.148% 8/10/2044 (b)(d)	566,529	553,536
GS Mortgage Securities Trust Series 2013-GC13 Class AS, 3.8787% 7/10/2046 (b)(d)	42,312	41,572
GS Mortgage Securities Trust Series 2015-GC34 Class AAB, 3.278% 10/10/2048	1,417	1,414
GS Mortgage Securities Trust Series 2017-GS6 Class A2, 3.164% 5/10/2050	184,774	179,080
GS Mortgage Securities Trust Series 2018-GS10 Class A4, 3.89% 7/10/2051	3,200,000	3,087,510
GS Mortgage Securities Trust Series 2018-GS10 Class A5, 4.155% 7/10/2051	200,000	192,953
GS Mortgage Securities Trust Series 2018-GS10 Class AAB, 4.106% 7/10/2051	125,159	123,751
GS Mortgage Securities Trust Series 2018-GS9 Class A4, 3.992% 3/10/2051	300,000	293,495
GS Mortgage Securities Trust Series 2019-GSA1 Class A4, 3.0479% 11/10/2052	400,000	372,802
GS Mortgage Securities Trust Series 2020-GC45 Class AAB, 2.8428% 2/13/2053	278,941	268,278
GS Mortgage Securities Trust Series 2021-IP Class A, CME Term SOFR 1 month Index + 1.0645%, 5.3935% 10/15/2036 (b)(c)(d)	1,165,000	1,157,719
Hilton USA Trust Series 2016-HHV Class B, 4.1935% 11/5/2038 (b)(d)	446,000	438,688
JPMCC Commercial Mortgage Securities Trust Series 2017-JP6 Class ASB, 3.2829% 7/15/2050	75,432	74,499
JPMDB Commercial Mortgage Securities Trust Series 2017-C5 Class ASB, 3.4919% 3/15/2050	148,958	146,858
JPMDB Commercial Mortgage Securities Trust Series 2018-C8 Class ASB, 4.145% 6/15/2051	593,083	588,337
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class AFX, 4.2475% 7/5/2033 (b)	59,000	55,913
JPMorgan Chase Commercial Mortgage Securities Trust Series 2020-NNN Class AFX, 2.8123% 1/16/2037 (b)	670,000	592,943
JPMorgan Chase Commercial Mortgage Securities Trust Series 2022-NLP Class A, CME Term SOFR 1 month Index + 0.8465%, 5.1752% 4/15/2037 (b)(c)(d)	976,280	959,195
Life Financial Services Trust Series 2022-BMR2 Class B, CME Term SOFR 1 month Index + 1.7939%, 6.1226% 5/15/2039 (b)(c)(d)	400,000	364,000
MHC Commercial Mortgage Trust Series 2021-MHC Class A, CME Term SOFR 1 month Index + 0.9154%, 5.2444% 4/15/2038 (b)(c)(d)	118,581	118,507
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28 Class A3, 3.272% 1/15/2049	75,875	75,219
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C30 Class ASB, 2.729% 9/15/2049	136,051	135,319
Morgan Stanley Capital I Trust Series 2017-H1 Class A4, 3.259% 6/15/2050	700,000	683,088
Morgan Stanley Capital I Trust Series 2017-HR2 Class A3, 3.33% 12/15/2050	297,104	286,591
Morgan Stanley Capital I Trust Series 2017-HR2 Class A4, 3.587% 12/15/2050	340,000	329,542
Morgan Stanley Capital I Trust Series 2018-H4 Class A4, 4.31% 12/15/2051	600,000	589,665
Morgan Stanley Capital I Trust Series 2019-L2 Class A3, 3.806% 3/15/2052	449,297	431,729
Morgan Stanley Capital I Trust Series 2019-NUGS Class A, CME Term SOFR 1 month Index + 1.0645%, 5.3935% 12/15/2036 (b)(c)(d)	1,000,000	864,314
Morgan Stanley Capital I Trust Series 2021-L6 Class XA, 1.1728% 6/15/2054 (d)(g)	949,194	41,748
Morgan Stanley Capital I Trust Series 2024-NSTB Class A, 3.9% 9/24/2057 (b)(d)	1,466,069	1,412,969
Natixis Commercial Mortgage Securities Trust Series 2020-2PAC Class A, 2.966% 12/15/2038 (b)	664,389	626,142
OPEN Trust Series 2023-AIR Class A, CME Term SOFR 1 month Index + 3.0891%, 7.4178% 11/15/2040 (b)(c)(d)	80,813	81,037
RLGH Trust Series 2021-TROT Class A, CME Term SOFR 1 month Index + 0.9145%, 5.2435% 4/15/2036 (b)(c)(d)	1,900,000	1,894,327
SREIT Trust Series 2021-FLWR Class A, CME Term SOFR 1 month Index + 0.691%, 5.02% 7/15/2036 (b)(c)(d)	161,375	161,274
SREIT Trust Series 2021-MFP Class A, CME Term SOFR 1 month Index + 0.8453%, 5.174% 11/15/2038 (b)(c)(d)	1,827,836	1,825,551
SREIT Trust Series 2021-MFP Class B, CME Term SOFR 1 month Index + 1.1943%, 5.523% 11/15/2038 (b)(c)(d)	189,578	188,986
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 5.5716% 12/15/2039 (b)(c)(d)	528,000	527,834
UBS Commercial Mortgage Trust Series 2017-C3 Class ASB, 3.215% 8/15/2050	611,751	602,762
UBS Commercial Mortgage Trust Series 2018-C12 Class ASB, 4.1945% 8/15/2051	1,309,087	1,300,522
VLS Commercial Mortgage Trust Series 2020-LAB Class X, 0.4294% 10/10/2042 (b)(d)	1,600,000	30,886
Wells Fargo Commercial Mortgage Trust Series 2016-C32 Class A3FL, CME Term SOFR 1 month Index + 1.5345%, 5.8632% 1/15/2059 (c)(d)	626,570	627,546
Wells Fargo Commercial Mortgage Trust Series 2018-C46 Class XA, 0.9005% 8/15/2051 (d)(g)	854,120	16,474
Wells Fargo Commercial Mortgage Trust Series 2019-C54 Class XA, 0.8304% 12/15/2052 (d)(g)	5,393,963	171,919
Wells Fargo Commercial Mortgage Trust Series 2021-FCMT Class A, CME Term SOFR 1 month Index + 1.3145%, 5.6435% 5/15/2031 (b)(c)(d)	845,000	838,713
Wells Fargo Commercial Mortgage Trust Series 2024-GRP Class A, CME Term SOFR 1 month Index + 1.7913%, 6.12% 10/15/2041 (b)(c)(d)	638,000	640,170
Wells Fargo Commercial Mortgage Trust Series 2024-GRP Class B, CME Term SOFR 1 month Index + 2.2906%, 6.6193% 10/15/2041 (b)(c)(d)	1,100,000	1,104,746
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A11, CME Term SOFR 1 month Index + 1.9907%, 6.3194% 8/15/2041 (b)(c)(d)	400,000	399,024
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A12, CME Term SOFR 1 month Index + 1.6912%, 6.0199% 8/15/2041 (b)(c)(d)	900,000	895,497
Wells Fargo Commerical Mortgage Trust Series 2025-VTT Class A, 5.1004% 3/15/2038 (b)(d)	418,000	416,757
TOTAL UNITED STATES		78,540,596
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $78,639,335)		78,540,596

U.S. Government Agency - Mortgage Securities - 126.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 126.0%
Fannie Mae 2% 3/1/2052	1,884,029	1,473,656
Fannie Mae 2.5% 1/1/2052	762,643	626,196
Fannie Mae 2.5% 4/1/2052	425,850	351,922
Fannie Mae 2.5% 6/1/2052	1,507,086	1,249,694
Fannie Mae 3.5% 12/1/2036	199,934	190,773
Fannie Mae 3.5% 5/1/2036	153,652	148,652
Fannie Mae 5.5% 2/1/2055	5,446,562	5,436,751
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2036	1,048,155	924,468
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2037	1,034,758	909,741
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2041	116,358	96,000
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2051	1,053,989	779,587
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2051	87,019	64,554
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	630,726	556,297
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	598,045	527,473
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	328,487	289,724
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	23,348	20,593
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	16,195	14,284
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2040	112,500	92,972
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2041	1,914,180	1,564,896
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	656,672	579,182
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	16,412	14,475
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2040	113,941	94,083
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	35,974	31,729
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	33,712	29,734
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2041	118,597	97,764
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2051	851,242	629,624
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	45,065	39,747
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	44,390	39,152
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	16,751	14,754
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2041	120,879	99,572
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	46,248	40,733
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	45,776	40,317
Fannie Mae Mortgage pass-thru certificates 1.5% 5/1/2036	24,376	21,469
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2036	49,190	43,247
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2036	48,012	42,287
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2051	159,878	119,703
Fannie Mae Mortgage pass-thru certificates 1.5% 7/1/2036	34,491	30,324
Fannie Mae Mortgage pass-thru certificates 1.5% 8/1/2036	49,630	43,634
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2036	51,271	45,028
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2037	1,708,429	1,556,655
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	814,791	637,825
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	2,452,989	1,937,084
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	65,964	51,658
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2035	308,326	280,549
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2040	40,374	34,480
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	850,216	716,284
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	178,001	150,181
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	18,077	15,253
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	640,223	508,974
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	1,916,936	1,513,773
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	1,435,560	1,137,227
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	592,943	469,349
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2040	2,100,056	1,791,128
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	814,623	686,968
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	432,944	365,313
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	347,912	293,518
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	182,974	154,308
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	370,804	291,891
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	1,884,248	1,491,492
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	1,197,398	945,565
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	139,776	109,505
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2035	2,051,037	1,866,263
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	127,378	108,926
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	15,220	12,952
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2041	429,111	361,309
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	397,528	311,437
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	1,765,367	1,394,081
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	914,089	711,272
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	553,136	434,901
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	386,430	306,124
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	352,677	278,503
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	322,101	254,357
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2028	81,236	79,117
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2041	16,220	13,772
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	17,105	13,417
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	877,746	684,638
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	671,621	525,961
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	322,505	254,777
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2041	149,360	126,826
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	17,699	13,883
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	1,026,163	807,137
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	471,823	372,739
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	269,999	213,213
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	263,860	207,376
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	213,124	167,368
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	201,773	159,715
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2041	47,936	40,930
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	1,661,215	1,299,374
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	841,291	664,617
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2052	2,108,632	1,650,654
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2035	1,201,199	1,095,237
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	35,253	30,074
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	17,786	15,065
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2035	260,281	237,321
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	413,878	351,857
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	409,238	346,160
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	271,785	229,415
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	2,904,272	2,278,934
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	422,186	332,470
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	305,471	239,698
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	157,125	123,588
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	75,322	59,480
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	33,993	26,631
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2035	396,316	361,356
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2041	514,175	434,001
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2041	414,528	350,382
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2041	51,880	43,815
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2041	269,059	226,956
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	154,375	147,727
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2040	27,305	24,240
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	1,879,930	1,563,560
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	223,495	184,068
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	87,969	72,450
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	151,630	145,166
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	9,621	9,219
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2037	57,389	52,160
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	1,934,195	1,583,306
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	293,361	241,425
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	120,939	99,680
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	99,200	95,013
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2034	9,535	8,914
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	637,950	557,161
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	413,964	361,744
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	287,693	252,464
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	95,230	83,573
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	95,037	83,345
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	86,349	75,806
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	2,201,694	1,802,277
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	1,850,020	1,530,011
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	717,361	590,361
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	275,892	263,895
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	2,270,411	2,173,522
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	1,253,180	1,031,319
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	571,269	472,453
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	117,397	109,748
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	84,922	81,337
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2042	218,825	192,080
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2040	18,510	16,428
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2041	126,963	112,318
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2047	43,880	36,427
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2050	1,305,412	1,077,976
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	699,209	577,826
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2036	152,760	146,242
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2037	456,992	415,704
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2042	90,393	79,054
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2051	1,629,824	1,358,600
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	740,515	609,416
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	208,900	172,961
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	9,731	9,345
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2035	3,779,465	3,524,935
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2040	73,585	65,175
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	142,583	125,802
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	112,774	99,497
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	50,293	44,002
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	19,790	17,325
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	4,018,090	3,334,360
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	1,490,850	1,236,230
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	1,456,263	1,200,269
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	927,948	768,016
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	858,115	707,269
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	771,710	632,436
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	391,394	322,592
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2040	443,395	392,284
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2051	1,753,948	1,454,395
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	116,082	102,218
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	861,465	714,337
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	13,251	12,720
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	1,687,803	1,389,525
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	1,364,164	1,123,081
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	1,320,625	1,087,236
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	84,744	69,370
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2041	535,670	468,916
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2051	37,013	30,299
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2035	127,004	120,868
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2035	15,953	15,222
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2051	500,540	430,475
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2033	63,663	61,338
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2036	2,930,032	2,747,883
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	251,038	218,330
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	2,642,221	2,278,560
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	1,549,251	1,332,632
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	245,234	210,715
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2032	12,025	11,603
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2034	577,949	550,025
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2034	64,229	62,407
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2049	1,741,723	1,509,349
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2050	97,328	83,765
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	1,226,031	1,054,605
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	758,358	653,271
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	621,603	534,300
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	18,398	15,923
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	17,400	15,059
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	316,952	307,147
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	44,501	43,120
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	77,269	73,535
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	22,074	21,028
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	17,744	16,931
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2036	2,018,818	1,889,531
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2049	2,146,426	1,867,437
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2050	906,037	779,778
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	4,384,696	3,762,027
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	1,554,218	1,335,933
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	330,041	284,306
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	272,496	234,140
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	252,129	216,876
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	111,189	108,378
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2033	144,551	139,529
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2033	31,749	30,611
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2035	43,868	42,661
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2036	76,831	72,535
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	749,074	650,072
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	204,093	176,736
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	1,407,822	1,209,657
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	769,620	661,048
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	616,774	529,765
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	21,987	21,279
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	21,541	20,811
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	14,610	14,086
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2040	62,203	57,908
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	1,022,294	887,181
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	533,614	463,589
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	1,219,973	1,054,159
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	364,236	312,966
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2036	42,427	40,055
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2038	29,179	27,965
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2050	1,051,620	912,631
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2050	43,719	37,886
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	1,053,564	912,343
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	35,683	30,900
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2038	77,354	72,762
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051	847,999	729,827
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2033	37,300	36,014
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2034	129,610	126,132
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2035	20,176	19,099
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2036	82,962	78,038
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	1,024,814	886,486
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	342,780	296,512
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2051	697,736	601,703
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2032	131,574	127,077
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2036	85,219	80,161
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2038	12,146	11,497
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2049	1,188,544	1,027,744
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2051	454,440	392,106
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2030	904,339	882,151
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	10,401	10,048
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	8,605	8,308
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2035	272,881	264,438
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	252,092	229,197
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2050	1,578,614	1,459,178
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	309,803	276,632
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	75,982	68,060
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	2,721,874	2,460,210
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	236,768	215,486
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2047	88,693	80,721
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2051	704,217	628,816
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2051	66,262	59,105
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2035	295,723	286,160
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	9,504	8,811
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	1,559,829	1,440,384
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	159,409	142,540
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2048	90,765	82,522
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2048	42,010	38,155
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2052 (j)	4,670,374	4,199,502
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2047	28,855	26,289
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2047	6,547	5,943
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2048	70,344	63,890
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2048	40,020	36,385
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2052	863,286	767,885
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2038	16,020	15,051
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2048	1,462,180	1,324,814
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2034	53,078	51,361
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2034	17,147	16,565
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	326,914	302,523
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2052	425,153	381,890
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2034	66,542	64,287
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2045	7,799	7,147
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2047	42,949	39,088
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2049	2,039,538	1,840,921
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	152,675	138,952
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2051	342,629	318,157
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2052	27,363	25,539
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	41,723	39,161
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2051	36,576	34,138
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2051	22,944	21,415
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2052	19,407	18,114
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	279,941	266,078
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2047	215,399	201,630
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2050	1,693,106	1,571,120
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	2,467,053	2,325,754
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2049	82,450	76,314
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	628,358	582,546
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2052	3,398,764	3,149,906
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2050	1,116,578	1,035,083
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2052	411,177	379,786
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2052	398,290	367,883
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	37,223	34,959
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	43,506	40,834
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2051	28,972	27,050
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2051	10,511	9,817
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2052	44,876	41,871
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2049	82,901	79,322
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2039	559,012	550,332
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2048	570,859	547,816
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2052	1,167,752	1,105,561
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	37,240	35,748
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	98,799	94,595
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2039	380,888	374,321
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	843,844	830,070
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2049 (h)	1,036,892	992,120
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2041	323,826	317,657
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2049	583,480	559,927
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	1,081,545	1,059,449
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	855,353	837,878
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	281,952	273,519
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	77,620	75,425
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	688,699	676,566
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	669,187	655,515
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	426,139	417,299
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	427,974	419,097
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2053	313,475	309,421
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2053	87,399	84,842
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2053	297,668	288,527
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2053	67,408	65,394
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2052	34,963	34,533
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2052	21,153	20,893
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2052	16,531	16,328
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2052	700,846	700,175
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	1,497,124	1,500,836
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2054	1,165,519	1,156,754
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2053	287,541	286,636
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2054	3,774,763	3,748,735
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	639,699	639,086
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	332,297	331,979
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	137,508	137,720
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2054	1,104,486	1,096,525
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	679,374	678,724
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2054	663,352	661,887
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	469,520	470,245
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	472,230	473,844
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	291,372	289,272
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2052	520,470	519,972
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2054	682,423	677,291
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2054	1,055,394	1,081,051
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	1,469,982	1,494,308
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	1,286,809	1,316,886
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	478,763	490,551
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	189,248	194,086
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	1,319,590	1,347,650
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2054	574,604	581,570
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2055	2,793,142	2,860,390
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	1,754,243	1,775,510
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	870,443	888,612
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	643,977	656,614
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	1,819,866	1,841,929
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	3,454,982	3,516,302
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	1,222,687	1,251,266
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	1,043,090	1,055,736
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2054	1,927,343	1,950,106
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2053	390,199	397,856
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	2,212,474	2,238,605
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	864,876	886,712
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2054	2,780,463	2,881,317
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2055	287,959	300,159
Fannie Mae Mortgage pass-thru certificates 6.5% 11/1/2053	824,176	854,071
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2054	660,757	679,097
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2055	1,177,594	1,226,380
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	588,551	605,025
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	765,572	787,001
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	182,985	190,265
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2053	584,460	606,025
Freddie Mac 5.5% 1/1/2055	2,311,642	2,289,923
Freddie Mac Gold Pool 1.5% 1/1/2036	575,845	507,893
Freddie Mac Gold Pool 1.5% 1/1/2051	1,044,786	772,780
Freddie Mac Gold Pool 1.5% 11/1/2035	436,096	384,635
Freddie Mac Gold Pool 1.5% 11/1/2035	57,424	50,648
Freddie Mac Gold Pool 1.5% 11/1/2050	79,233	59,249
Freddie Mac Gold Pool 1.5% 12/1/2035	632,752	558,084
Freddie Mac Gold Pool 1.5% 12/1/2040	70,146	57,919
Freddie Mac Gold Pool 1.5% 12/1/2050	56,461	42,220
Freddie Mac Gold Pool 1.5% 12/1/2050	8,464	6,337
Freddie Mac Gold Pool 1.5% 2/1/2036	42,789	37,740
Freddie Mac Gold Pool 1.5% 2/1/2041	119,445	98,452
Freddie Mac Gold Pool 1.5% 2/1/2051	1,061,181	784,906
Freddie Mac Gold Pool 1.5% 3/1/2036	27,394	24,161
Freddie Mac Gold Pool 1.5% 3/1/2041	121,313	99,910
Freddie Mac Gold Pool 1.5% 3/1/2051	1,108,991	820,269
Freddie Mac Gold Pool 1.5% 3/1/2051	978,805	725,506
Freddie Mac Gold Pool 1.5% 3/1/2051	18,869	14,128
Freddie Mac Gold Pool 1.5% 4/1/2036	46,461	40,920
Freddie Mac Gold Pool 1.5% 4/1/2041	609,684	502,305
Freddie Mac Gold Pool 1.5% 4/1/2041	122,516	100,822
Freddie Mac Gold Pool 1.5% 4/1/2051 (i)	6,943,509	5,131,450
Freddie Mac Gold Pool 1.5% 4/1/2051	5,275,752	3,898,930
Freddie Mac Gold Pool 1.5% 5/1/2036	47,816	42,114
Freddie Mac Gold Pool 1.5% 6/1/2036	48,377	42,608
Freddie Mac Gold Pool 1.5% 6/1/2051	44,929	33,639
Freddie Mac Gold Pool 1.5% 7/1/2035	219,173	194,131
Freddie Mac Gold Pool 1.5% 7/1/2036	40,892	35,952
Freddie Mac Gold Pool 1.5% 8/1/2035	353,573	313,176
Freddie Mac Gold Pool 1.5% 8/1/2036	29,800	26,200
Freddie Mac Gold Pool 2% 10/1/2041	18,423	15,546
Freddie Mac Gold Pool 2% 10/1/2051	1,909,026	1,500,963
Freddie Mac Gold Pool 2% 10/1/2051	281,445	222,252
Freddie Mac Gold Pool 2% 10/1/2051	264,553	209,409
Freddie Mac Gold Pool 2% 10/1/2051	97,986	77,378
Freddie Mac Gold Pool 2% 11/1/2041	320,040	269,739
Freddie Mac Gold Pool 2% 11/1/2041	239,006	201,572
Freddie Mac Gold Pool 2% 11/1/2050	1,784,570	1,398,092
Freddie Mac Gold Pool 2% 11/1/2051	1,736,294	1,365,154
Freddie Mac Gold Pool 2% 11/1/2051	1,684,833	1,314,163
Freddie Mac Gold Pool 2% 11/1/2051	937,051	736,460
Freddie Mac Gold Pool 2% 11/1/2051	358,123	282,804
Freddie Mac Gold Pool 2% 11/1/2051	248,517	194,697
Freddie Mac Gold Pool 2% 11/1/2051	141,880	112,041
Freddie Mac Gold Pool 2% 11/1/2051	86,382	68,215
Freddie Mac Gold Pool 2% 12/1/2051	521,984	412,202
Freddie Mac Gold Pool 2% 12/1/2051	235,785	186,196
Freddie Mac Gold Pool 2% 12/1/2051	191,600	149,267
Freddie Mac Gold Pool 2% 12/1/2051	116,298	91,838
Freddie Mac Gold Pool 2% 12/1/2051	112,578	88,479
Freddie Mac Gold Pool 2% 12/1/2051	111,175	87,307
Freddie Mac Gold Pool 2% 12/1/2051	53,047	41,559
Freddie Mac Gold Pool 2% 2/1/2041	192,745	163,656
Freddie Mac Gold Pool 2% 2/1/2051	1,809,840	1,437,118
Freddie Mac Gold Pool 2% 2/1/2052	2,536,726	2,003,211
Freddie Mac Gold Pool 2% 2/1/2052	2,525,457	1,984,841
Freddie Mac Gold Pool 2% 2/1/2052	293,824	229,181
Freddie Mac Gold Pool 2% 3/1/2041	114,121	97,468
Freddie Mac Gold Pool 2% 3/1/2051	473,249	371,350
Freddie Mac Gold Pool 2% 3/1/2052	671,630	527,856
Freddie Mac Gold Pool 2% 3/1/2052	148,492	115,684
Freddie Mac Gold Pool 2% 4/1/2041	17,106	14,505
Freddie Mac Gold Pool 2% 4/1/2052	646,937	510,875
Freddie Mac Gold Pool 2% 5/1/2041	175,735	148,835
Freddie Mac Gold Pool 2% 5/1/2051	6,067,665	4,808,599
Freddie Mac Gold Pool 2% 5/1/2051	193,406	151,702
Freddie Mac Gold Pool 2% 5/1/2051	155,926	123,181
Freddie Mac Gold Pool 2% 5/1/2051	81,722	64,100
Freddie Mac Gold Pool 2% 6/1/2041	298,854	253,081
Freddie Mac Gold Pool 2% 6/1/2050	1,388,917	1,098,107
Freddie Mac Gold Pool 2% 7/1/2041	1,517,239	1,291,210
Freddie Mac Gold Pool 2% 7/1/2041	17,656	14,928
Freddie Mac Gold Pool 2% 7/1/2051	93,644	73,949
Freddie Mac Gold Pool 2% 8/1/2051	155,276	121,649
Freddie Mac Gold Pool 2% 9/1/2050	3,993,899	3,133,946
Freddie Mac Gold Pool 2% 9/1/2050	179,132	140,338
Freddie Mac Gold Pool 2% 9/1/2051	493,049	390,277
Freddie Mac Gold Pool 2.5% 1/1/2042	619,663	540,725
Freddie Mac Gold Pool 2.5% 1/1/2052	620,350	513,044
Freddie Mac Gold Pool 2.5% 10/1/2040	566,749	500,451
Freddie Mac Gold Pool 2.5% 10/1/2041	303,298	265,209
Freddie Mac Gold Pool 2.5% 10/1/2050	1,202,901	1,000,467
Freddie Mac Gold Pool 2.5% 10/1/2051	500,126	411,585
Freddie Mac Gold Pool 2.5% 11/1/2031	129,447	123,923
Freddie Mac Gold Pool 2.5% 11/1/2041	1,580,651	1,388,415
Freddie Mac Gold Pool 2.5% 11/1/2041	130,088	114,083
Freddie Mac Gold Pool 2.5% 11/1/2041	96,085	84,431
Freddie Mac Gold Pool 2.5% 11/1/2050	2,266,097	1,878,367
Freddie Mac Gold Pool 2.5% 11/1/2050	210,201	174,827
Freddie Mac Gold Pool 2.5% 11/1/2051	117,999	96,592
Freddie Mac Gold Pool 2.5% 12/1/2050	188,663	156,737
Freddie Mac Gold Pool 2.5% 12/1/2051	945,060	777,749
Freddie Mac Gold Pool 2.5% 2/1/2042	301,366	264,546
Freddie Mac Gold Pool 2.5% 2/1/2051	1,707,047	1,418,171
Freddie Mac Gold Pool 2.5% 2/1/2051	655,973	540,251
Freddie Mac Gold Pool 2.5% 3/1/2033	18,439	17,571
Freddie Mac Gold Pool 2.5% 3/1/2050	762,883	629,969
Freddie Mac Gold Pool 2.5% 3/1/2051	618,590	509,463
Freddie Mac Gold Pool 2.5% 4/1/2042	84,116	73,563
Freddie Mac Gold Pool 2.5% 4/1/2047	449,510	373,020
Freddie Mac Gold Pool 2.5% 5/1/2035	450,758	420,402
Freddie Mac Gold Pool 2.5% 5/1/2041	645,013	570,025
Freddie Mac Gold Pool 2.5% 5/1/2041	219,134	193,274
Freddie Mac Gold Pool 2.5% 5/1/2051	1,490,979	1,237,269
Freddie Mac Gold Pool 2.5% 6/1/2031	8,484	8,157
Freddie Mac Gold Pool 2.5% 6/1/2041	99,697	87,721
Freddie Mac Gold Pool 2.5% 7/1/2036	221,518	205,630
Freddie Mac Gold Pool 2.5% 7/1/2043	53,062	46,137
Freddie Mac Gold Pool 2.5% 7/1/2050	469,388	389,075
Freddie Mac Gold Pool 2.5% 7/1/2050	220,284	183,282
Freddie Mac Gold Pool 2.5% 7/1/2051	1,098,851	908,777
Freddie Mac Gold Pool 2.5% 8/1/2032	6,056,723	5,783,979
Freddie Mac Gold Pool 2.5% 8/1/2041	458,951	401,548
Freddie Mac Gold Pool 2.5% 8/1/2041	78,843	69,416
Freddie Mac Gold Pool 2.5% 8/1/2050	5,337,801	4,432,840
Freddie Mac Gold Pool 2.5% 9/1/2041	174,333	153,314
Freddie Mac Gold Pool 3% 1/1/2033	26,231	25,297
Freddie Mac Gold Pool 3% 1/1/2052	194,339	166,984
Freddie Mac Gold Pool 3% 10/1/2049	344,676	297,721
Freddie Mac Gold Pool 3% 10/1/2051	721,174	620,789
Freddie Mac Gold Pool 3% 10/1/2053	42,218	35,966
Freddie Mac Gold Pool 3% 11/1/2032	384,567	371,211
Freddie Mac Gold Pool 3% 11/1/2047	71,019	61,877
Freddie Mac Gold Pool 3% 11/1/2047	52,485	45,762
Freddie Mac Gold Pool 3% 11/1/2048	24,070	20,987
Freddie Mac Gold Pool 3% 11/1/2049	1,018,703	887,249
Freddie Mac Gold Pool 3% 11/1/2050	65,051	55,986
Freddie Mac Gold Pool 3% 11/1/2051	225,148	193,456
Freddie Mac Gold Pool 3% 11/1/2051	91,895	78,960
Freddie Mac Gold Pool 3% 12/1/2030	32,768	31,828
Freddie Mac Gold Pool 3% 12/1/2032	30,269	29,333
Freddie Mac Gold Pool 3% 12/1/2050	532,473	458,271
Freddie Mac Gold Pool 3% 2/1/2033	31,321	30,459
Freddie Mac Gold Pool 3% 2/1/2033	16,214	15,632
Freddie Mac Gold Pool 3% 2/1/2048	570,092	496,170
Freddie Mac Gold Pool 3% 3/1/2033	32,357	31,196
Freddie Mac Gold Pool 3% 3/1/2048	29,548	25,716
Freddie Mac Gold Pool 3% 3/1/2050	624,072	538,275
Freddie Mac Gold Pool 3% 3/1/2052	469,447	403,148
Freddie Mac Gold Pool 3% 3/1/2052	426,136	365,154
Freddie Mac Gold Pool 3% 3/1/2052	97,283	83,362
Freddie Mac Gold Pool 3% 4/1/2033	28,637	27,634
Freddie Mac Gold Pool 3% 4/1/2034	16,875	16,163
Freddie Mac Gold Pool 3% 4/1/2050	625,703	539,682
Freddie Mac Gold Pool 3% 5/1/2033	7,696	7,426
Freddie Mac Gold Pool 3% 5/1/2035	722,451	687,546
Freddie Mac Gold Pool 3% 5/1/2051	214,444	184,627
Freddie Mac Gold Pool 3% 5/1/2052	906,065	779,235
Freddie Mac Gold Pool 3% 6/1/2050	368,268	319,595
Freddie Mac Gold Pool 3% 6/1/2052	319,177	273,502
Freddie Mac Gold Pool 3% 8/1/2049	50,611	43,764
Freddie Mac Gold Pool 3% 8/1/2050	1,849,263	1,605,431
Freddie Mac Gold Pool 3% 9/1/2047	27,603	24,067
Freddie Mac Gold Pool 3% 9/1/2051	198,446	170,699
Freddie Mac Gold Pool 3% 9/1/2051	97,112	83,442
Freddie Mac Gold Pool 3.5% 1/1/2045	11,574	10,722
Freddie Mac Gold Pool 3.5% 10/1/2034	584,711	566,217
Freddie Mac Gold Pool 3.5% 10/1/2047	7,457	6,787
Freddie Mac Gold Pool 3.5% 10/1/2051	12,615	11,197
Freddie Mac Gold Pool 3.5% 11/1/2033	19,144	18,531
Freddie Mac Gold Pool 3.5% 11/1/2047	51,695	47,048
Freddie Mac Gold Pool 3.5% 12/1/2047	12,374	11,250
Freddie Mac Gold Pool 3.5% 2/1/2034	59,453	57,316
Freddie Mac Gold Pool 3.5% 2/1/2043	169,150	156,637
Freddie Mac Gold Pool 3.5% 2/1/2052	138,575	124,084
Freddie Mac Gold Pool 3.5% 3/1/2046	792,296	723,514
Freddie Mac Gold Pool 3.5% 4/1/2052	1,801,479	1,599,022
Freddie Mac Gold Pool 3.5% 4/1/2052	1,712,265	1,540,168
Freddie Mac Gold Pool 3.5% 4/1/2052	22,463	20,051
Freddie Mac Gold Pool 3.5% 5/1/2052	1,396,202	1,249,763
Freddie Mac Gold Pool 3.5% 5/1/2052	753,044	675,239
Freddie Mac Gold Pool 3.5% 6/1/2046	5,436	4,937
Freddie Mac Gold Pool 3.5% 7/1/2042	414,547	383,934
Freddie Mac Gold Pool 3.5% 7/1/2047	125,273	114,013
Freddie Mac Gold Pool 3.5% 7/1/2052	52,330	46,498
Freddie Mac Gold Pool 3.5% 8/1/2042	9,575	8,873
Freddie Mac Gold Pool 3.5% 8/1/2047	194,502	177,019
Freddie Mac Gold Pool 3.5% 8/1/2047	22,111	20,123
Freddie Mac Gold Pool 3.5% 8/1/2047	15,372	13,990
Freddie Mac Gold Pool 3.5% 8/1/2051	1,173,098	1,047,127
Freddie Mac Gold Pool 3.5% 9/1/2042	525,074	485,642
Freddie Mac Gold Pool 3.5% 9/1/2042	242,225	224,175
Freddie Mac Gold Pool 3.5% 9/1/2047	6,471	5,889
Freddie Mac Gold Pool 3.5% 9/1/2047	6,038	5,495
Freddie Mac Gold Pool 4% 10/1/2048	215,033	200,010
Freddie Mac Gold Pool 4% 10/1/2052	638,728	592,759
Freddie Mac Gold Pool 4% 11/1/2048	42,632	39,667
Freddie Mac Gold Pool 4% 12/1/2047	1,018,362	950,366
Freddie Mac Gold Pool 4% 2/1/2052	13,851	12,928
Freddie Mac Gold Pool 4% 3/1/2049	612,074	569,314
Freddie Mac Gold Pool 4% 5/1/2038	243,962	233,762
Freddie Mac Gold Pool 4% 5/1/2045	10,604	10,112
Freddie Mac Gold Pool 4% 5/1/2048	98,936	92,210
Freddie Mac Gold Pool 4% 6/1/2047	98,713	92,156
Freddie Mac Gold Pool 4% 6/1/2048	402,202	374,481
Freddie Mac Gold Pool 4% 7/1/2048	18,610	17,478
Freddie Mac Gold Pool 4% 8/1/2048	181,523	169,011
Freddie Mac Gold Pool 4% 9/1/2042	141,058	134,177
Freddie Mac Gold Pool 4% 9/1/2048	238,302	221,877
Freddie Mac Gold Pool 4% 9/1/2048	44,048	41,012
Freddie Mac Gold Pool 4% 9/1/2051	14,803	13,826
Freddie Mac Gold Pool 4.5% 10/1/2039	22,644	22,318
Freddie Mac Gold Pool 4.5% 10/1/2048	269,438	259,825
Freddie Mac Gold Pool 4.5% 12/1/2048	32,888	31,560
Freddie Mac Gold Pool 4.5% 4/1/2048	19,326	18,509
Freddie Mac Gold Pool 4.5% 6/1/2047	18,358	17,680
Freddie Mac Gold Pool 4.5% 7/1/2041	1,479,823	1,453,585
Freddie Mac Gold Pool 4.5% 7/1/2047	33,375	32,247
Freddie Mac Gold Pool 4.5% 7/1/2047	14,522	13,981
Freddie Mac Gold Pool 4.5% 7/1/2049	1,684,532	1,614,955
Freddie Mac Gold Pool 5% 1/1/2053	564,742	551,792
Freddie Mac Gold Pool 5% 1/1/2053	94,911	92,231
Freddie Mac Gold Pool 5% 10/1/2052	889,406	871,235
Freddie Mac Gold Pool 5% 11/1/2052	432,539	424,919
Freddie Mac Gold Pool 5% 11/1/2052	251,895	246,670
Freddie Mac Gold Pool 5% 12/1/2052	982,693	962,309
Freddie Mac Gold Pool 5% 12/1/2052	506,585	496,077
Freddie Mac Gold Pool 5% 12/1/2052	471,736	461,951
Freddie Mac Gold Pool 5% 12/1/2052	166,379	162,928
Freddie Mac Gold Pool 5% 6/1/2052	538,675	529,521
Freddie Mac Gold Pool 5% 6/1/2053	233,512	230,346
Freddie Mac Gold Pool 5.5% 1/1/2055	3,837,121	3,833,446
Freddie Mac Gold Pool 5.5% 1/1/2055	1,656,340	1,662,001
Freddie Mac Gold Pool 5.5% 10/1/2053	46,774	46,407
Freddie Mac Gold Pool 5.5% 10/1/2054	1,039,458	1,038,462
Freddie Mac Gold Pool 5.5% 11/1/2054	977,192	979,310
Freddie Mac Gold Pool 5.5% 11/1/2054	981,899	972,674
Freddie Mac Gold Pool 5.5% 2/1/2054	281,501	279,296
Freddie Mac Gold Pool 5.5% 2/1/2054	120,893	120,135
Freddie Mac Gold Pool 5.5% 3/1/2053 (i)	2,614,260	2,621,561
Freddie Mac Gold Pool 5.5% 5/1/2054	4,272,653	4,234,914
Freddie Mac Gold Pool 6% 10/1/2054	877,273	898,600
Freddie Mac Gold Pool 6% 11/1/2053	257,624	262,519
Freddie Mac Gold Pool 6% 2/1/2055	504,993	517,270
Freddie Mac Gold Pool 6% 3/1/2053	466,928	478,571
Freddie Mac Gold Pool 6% 4/1/2054	2,738,912	2,802,929
Freddie Mac Gold Pool 6% 5/1/2054	1,243,830	1,274,068
Freddie Mac Gold Pool 6% 7/1/2039	7,373,220	7,553,509
Freddie Mac Gold Pool 6% 9/1/2039	12,109,614	12,466,263
Freddie Mac Gold Pool 6.5% 1/1/2054	1,215,820	1,260,681
Freddie Mac Gold Pool 6.5% 1/1/2054	903,550	936,324
Freddie Mac Gold Pool 6.5% 10/1/2053	355,761	368,666
Freddie Mac Gold Pool 6.5% 10/1/2053	349,882	362,791
Freddie Mac Gold Pool 6.5% 2/1/2054	3,882,635	4,023,468
Freddie Mac Gold Pool 6.5% 6/1/2054	1,542,347	1,603,112
Freddie Mac Gold Pool 6.5% 6/1/2054	270,874	282,159
Freddie Mac Gold Pool 6.5% 9/1/2053	173,240	180,024
Freddie Mac Gold Pool 6.5% 9/1/2053	166,943	172,998
Freddie Mac Gold Pool 6.5% 9/1/2054	4,808,433	5,016,281
Freddie Mac Gold Pool 6.5% 9/1/2054	321,041	334,617
Freddie Mac Manufactured Housing participation certificates 5.5% 4/1/2055	1,198,701	1,189,313
Freddie Mac Manufactured Housing participation certificates 6% 3/1/2055	605,499	618,752
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	1,057,488	1,101,298
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	984,528	1,026,854
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	310,536	325,657
Freddie Mac Non Gold Pool 3.5% 5/1/2049	170,563	153,624
Freddie Mac Non Gold Pool 5% 8/1/2053	358,414	348,935
Freddie Mac Non Gold Pool 5.5% 4/1/2055	3,992,889	3,995,304
Freddie Mac Non Gold Pool 5.5% 8/1/2053	1,217,970	1,219,088
Freddie Mac Non Gold Pool 6% 6/1/2053	481,164	491,208
Freddie Mac Non Gold Pool 6% 6/1/2053	471,684	480,792
Freddie Mac Non Gold Pool 6% 6/1/2053	411,440	419,514
Freddie Mac Non Gold Pool 6% 6/1/2054	6,153,630	6,282,076
Freddie Mac Non Gold Pool 6% 7/1/2053	424,182	433,036
Freddie Mac Non Gold Pool 6% 7/1/2053	375,643	383,014
Freddie Mac Non Gold Pool 6% 9/1/2053	530,860	541,277
Freddie Mac Non Gold Pool 6.5% 1/1/2055	2,289,868	2,376,863
Freddie Mac Non Gold Pool 6.5% 1/1/2055	569,034	594,564
Freddie Mac Non Gold Pool 6.5% 11/1/2054	261,376	272,940
Freddie Mac Non Gold Pool 6.5% 2/1/2055	653,359	683,081
Ginnie Mae I Pool 2.5% 1/20/2052	587,421	488,123
Ginnie Mae I Pool 2.5% 12/20/2051	905,384	752,338
Ginnie Mae I Pool 2.5% 12/20/2051	616,344	512,158
Ginnie Mae I Pool 2.5% 12/20/2051	473,996	393,872
Ginnie Mae I Pool 2.5% 8/20/2051	3,291,287	2,734,930
Ginnie Mae I Pool 2.5% 8/20/2051	861,462	715,841
Ginnie Mae I Pool 2.5% 8/20/2051	519,513	431,695
Ginnie Mae I Pool 2.5% 9/20/2051	1,473,116	1,224,101
Ginnie Mae I Pool 2.5% 9/20/2051	848,611	705,162
Ginnie Mae I Pool 3% 2/20/2050	201,158	175,214
Ginnie Mae I Pool 3.5% 12/20/2049	7,785	6,943
Ginnie Mae I Pool 3.5% 12/20/2049	3,392	3,015
Ginnie Mae I Pool 3.5% 12/20/2049	2,559	2,289
Ginnie Mae I Pool 3.5% 12/20/2049	975	866
Ginnie Mae I Pool 4% 10/20/2052	3,833,531	3,539,344
Ginnie Mae I Pool 4% 3/20/2047	10,202	9,509
Ginnie Mae I Pool 4% 4/20/2048	11,544	10,701
Ginnie Mae I Pool 4% 4/20/2048	10,589	9,816
Ginnie Mae I Pool 4% 5/20/2049	98,782	91,078
Ginnie Mae I Pool 4.5% 4/20/2053	1,257,478	1,192,112
Ginnie Mae I Pool 5% 4/20/2048	172,277	171,567
Ginnie Mae I Pool 5.5% 3/20/2054	1,297,478	1,297,100
Ginnie Mae II Pool 2% 1/20/2051	11,045,150	8,877,812
Ginnie Mae II Pool 2% 10/20/2050	4,877,831	3,920,677
Ginnie Mae II Pool 2% 11/20/2050	2,212,150	1,778,070
Ginnie Mae II Pool 2% 12/20/2050	4,586,562	3,686,562
Ginnie Mae II Pool 2% 12/20/2051	1,794,923	1,442,714
Ginnie Mae II Pool 2% 2/20/2051	467,277	375,585
Ginnie Mae II Pool 2% 2/20/2052	17,087,965	13,734,874
Ginnie Mae II Pool 2% 3/20/2052	2,225,320	1,789,351
Ginnie Mae II Pool 2% 4/20/2051	156,365	125,682
Ginnie Mae II Pool 2% 6/1/2055 (k)	26,125,000	20,989,520
Ginnie Mae II Pool 2% 7/1/2055 (k)	8,700,000	6,988,792
Ginnie Mae II Pool 2% 9/20/2050	1,785,750	1,436,456
Ginnie Mae II Pool 2.5% 1/20/2052	4,455,739	3,735,962
Ginnie Mae II Pool 2.5% 11/20/2051	250,773	210,264
Ginnie Mae II Pool 2.5% 12/20/2053	586,569	492,640
Ginnie Mae II Pool 2.5% 2/20/2052	2,901,535	2,434,183
Ginnie Mae II Pool 2.5% 4/20/2052	512,389	429,698
Ginnie Mae II Pool 2.5% 6/1/2055 (k)	19,000,000	15,922,648
Ginnie Mae II Pool 2.5% 6/20/2051	1,768,145	1,483,073
Ginnie Mae II Pool 2.5% 7/1/2055 (k)	9,250,000	7,748,924
Ginnie Mae II Pool 2.5% 7/20/2054	548,274	459,492
Ginnie Mae II Pool 2.5% 8/20/2047	13,207	11,259
Ginnie Mae II Pool 3% 1/20/2032	205,678	198,977
Ginnie Mae II Pool 3% 10/20/2031	67,969	65,796
Ginnie Mae II Pool 3% 11/20/2031	71,744	69,428
Ginnie Mae II Pool 3% 12/20/2031	110,401	106,838
Ginnie Mae II Pool 3% 2/20/2031	8,794	8,539
Ginnie Mae II Pool 3% 3/20/2031	18,059	17,528
Ginnie Mae II Pool 3% 3/20/2050	532,689	465,342
Ginnie Mae II Pool 3% 4/20/2031	67,167	65,170
Ginnie Mae II Pool 3% 5/20/2031	141,567	137,311
Ginnie Mae II Pool 3% 6/1/2055 (k)	22,825,000	19,891,908
Ginnie Mae II Pool 3% 7/20/2031	2,558	2,478
Ginnie Mae II Pool 3% 8/20/2031	21,695	21,022
Ginnie Mae II Pool 3% 9/20/2031	8,677	8,405
Ginnie Mae II Pool 3.5% 1/20/2044	4,244	3,893
Ginnie Mae II Pool 3.5% 10/20/2043	2,636	2,421
Ginnie Mae II Pool 3.5% 12/20/2040	1,697	1,578
Ginnie Mae II Pool 3.5% 12/20/2041	1,989	1,843
Ginnie Mae II Pool 3.5% 12/20/2043	2,091	1,919
Ginnie Mae II Pool 3.5% 2/20/2043	2,589	2,389
Ginnie Mae II Pool 3.5% 3/20/2044	2,053	1,883
Ginnie Mae II Pool 3.5% 5/20/2043	225,822	207,307
Ginnie Mae II Pool 3.5% 6/1/2055 (k)	14,650,000	13,039,829
Ginnie Mae II Pool 3.5% 6/20/2043	31,217	28,771
Ginnie Mae II Pool 3.5% 7/1/2055 (k)	11,350,000	10,098,539
Ginnie Mae II Pool 3.5% 8/20/2043	2,518	2,319
Ginnie Mae II Pool 3.5% 9/20/2040	3,790	3,520
Ginnie Mae II Pool 3.5% 9/20/2043	2,677	2,460
Ginnie Mae II Pool 4% 1/20/2041	39,778	38,129
Ginnie Mae II Pool 4% 1/20/2046	8,674	8,114
Ginnie Mae II Pool 4% 10/20/2040	13,123	12,583
Ginnie Mae II Pool 4% 10/20/2045	2,040	1,911
Ginnie Mae II Pool 4% 11/20/2042	63,500	60,605
Ginnie Mae II Pool 4% 12/20/2045	11,337	10,605
Ginnie Mae II Pool 4% 4/20/2047	540,856	504,082
Ginnie Mae II Pool 4% 5/20/2046	19,898	18,613
Ginnie Mae II Pool 4% 6/1/2055 (k)	4,100,000	3,757,595
Ginnie Mae II Pool 4% 6/20/2045	544,225	515,673
Ginnie Mae II Pool 4% 7/20/2044	29,896	28,388
Ginnie Mae II Pool 4% 8/20/2043	4,556	4,335
Ginnie Mae II Pool 4% 8/20/2044	85,465	81,140
Ginnie Mae II Pool 4% 8/20/2045	383,079	358,949
Ginnie Mae II Pool 4% 8/20/2048	316,036	293,758
Ginnie Mae II Pool 4% 9/20/2045	1,933	1,812
Ginnie Mae II Pool 4.5% 11/20/2054	3,553,349	3,355,313
Ginnie Mae II Pool 4.5% 3/20/2055	999,999	944,267
Ginnie Mae II Pool 4.5% 4/20/2055	4,699,999	4,438,057
Ginnie Mae II Pool 4.5% 5/20/2055	500,000	472,134
Ginnie Mae II Pool 5% 11/20/2054	8,576,953	8,326,493
Ginnie Mae II Pool 5% 12/20/2054	691,735	671,481
Ginnie Mae II Pool 5% 6/1/2055 (k)	10,225,000	9,921,630
Ginnie Mae II Pool 5% 6/20/2048	219,589	216,968
Ginnie Mae II Pool 5.5% 1/20/2055	1,056,121	1,054,493
Ginnie Mae II Pool 5.5% 12/20/2054	1,288,319	1,289,554
Ginnie Mae II Pool 5.5% 12/20/2054	396,725	394,223
Ginnie Mae II Pool 5.5% 6/1/2055 (k)	9,200,000	9,136,903
Ginnie Mae II Pool 5.5% 7/1/2055 (k)	9,200,000	9,128,278
Ginnie Mae II Pool 6% 1/20/2055	1,777,838	1,796,466
Ginnie Mae II Pool 6% 12/20/2054	2,660,756	2,691,129
Ginnie Mae II Pool 6% 6/1/2055 (k)	31,400,000	31,704,983
Ginnie Mae II Pool 6% 7/1/2055 (k)	31,400,000	31,657,144
Uniform Mortgage Backed Securities 2% 6/1/2055 (k)	83,950,000	65,254,722
Uniform Mortgage Backed Securities 2% 7/1/2055 (k)	60,875,000	47,344,577
Uniform Mortgage Backed Securities 2.5% 6/1/2055 (k)	34,500,000	28,116,148
Uniform Mortgage Backed Securities 3% 6/1/2055 (k)	5,350,000	4,554,185
Uniform Mortgage Backed Securities 3.5% 6/1/2055 (k)	12,500,000	11,087,885
Uniform Mortgage Backed Securities 3.5% 7/1/2055 (k)	4,700,000	4,168,126
Uniform Mortgage Backed Securities 4% 6/1/2055 (k)	4,100,000	3,759,185
Uniform Mortgage Backed Securities 4.5% 6/1/2055 (k)	9,825,000	9,270,813
Uniform Mortgage Backed Securities 4.5% 7/1/2055 (k)	12,225,000	11,530,664
Uniform Mortgage Backed Securities 5% 6/1/2055 (k)	9,500,000	9,198,298
Uniform Mortgage Backed Securities 5.5% 6/1/2055 (k)	7,600,000	7,526,380
Uniform Mortgage Backed Securities 6% 6/1/2055 (k)	35,700,000	36,058,396
Uniform Mortgage Backed Securities 6% 7/1/2055 (k)	8,750,000	8,826,563
Uniform Mortgage Backed Securities 6.5% 6/1/2055 (k)	28,650,000	29,419,954
Uniform Mortgage Backed Securities 6.5% 7/1/2055 (k)	3,250,000	3,334,295
TOTAL UNITED STATES		955,820,284
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $983,713,298)		955,820,284

U.S. Treasury Obligations - 2.3%
	Yield (%) (l)	Principal Amount (a)	Value ($)
US Treasury Bonds 4.625% 11/15/2044	4.52 to 5.12	10,900,000	10,469,110
US Treasury Bonds 4.625% 2/15/2055	4.74	410,000	391,091
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2055	2.58 to 2.63	2,928,928	2,786,734
US Treasury Notes 3.75% 4/15/2028	3.69	40,000	39,871
US Treasury Notes 4.75% 2/15/2045	4.95 to 4.97	3,730,000	3,640,830
TOTAL U.S. TREASURY OBLIGATIONS (Cost $17,536,523)			17,327,636

Money Market Funds - 4.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (m) (Cost $36,109,726)	4.32	36,102,505	36,109,726

Purchased Swaptions - 0.4%
	Expiration Date	Notional Amount	Value ($)
Put Swaptions - 0.3%
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.1415% and receive annually a floating rate based on US SOFR Index, expiring September 2035	9/15/25	2,400,000	146,346
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 3.87% and receive annually a floating rate based on US SOFR Index, expiring November 2034	11/07/29	3,100,000	129,359
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.07% and receive annually a floating rate based on US SOFR Index, expiring December 2034	12/19/29	6,940,000	269,126
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.01% and receive annually a floating rate based on US SOFR Index, expiring December 2034	12/20/29	2,000,000	79,769
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.9025% and receive annually a floating rate based on US SOFR Index, expiring April 2036	4/14/26	3,680,000	110,583
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.025% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/23/30	2,610,000	107,862
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 4.075% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/24/30	3,400,000	137,510
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.08% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/24/30	3,150,000	127,056
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.03% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/25/30	400,000	16,475
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.95% and receive annually a floating rate based on US SOFR Indxe, expiring May 2035	4/29/30	2,150,000	91,813
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.065% and receive annually a floating rate based on US SOFR Index, expiring May 2035	5/02/30	3,470,000	141,464
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.01% and receive annually a floating rate based on US SOFR Index, expiring May 2035	5/07/30	2,810,000	117,489

TOTAL PUT SWAPTIONS			1,474,852
Call Swaptions - 0.1%
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.1415% and pay annually a floating rate based on US SOFR Index, expiring September 2035	9/15/25	2,400,000	6,624
Option on an interest rate swap with Morgan Stanley Capital Services LLC to receive annually a fixed rate of 3.87% and pay annually a floating rate based on US SOFR Index, expiring November 2034	11/07/29	3,100,000	103,577
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.07% and pay annually a floating rate based on US SOFR Index, expiring December 2034	12/19/29	6,940,000	260,828
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 4.01% and pay annually a floating rate based on the US SOFR Index, expiring December 2034	12/20/29	2,000,000	72,659
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.9025% and pay annually a floating rate based on US SOFR Index, expiring April 2036	4/14/26	3,680,000	119,111
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.025% and pay annually a floating rate based on US SOFR Index, expiring April 2035	4/23/30	2,610,000	96,016
Option on an interest rate swap with Morgan Stanley Capital Services LLC to receive annually a fixed rate of 4.075% and pay annually a floating rate based on US SOFR Index, expiring April 2035	4/24/30	3,400,000	128,466
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.08% and pay annually a floating rate based on US SOFR Index, expiring April 2035	4/24/30	3,150,000	119,272
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 4.03% and pay annually a floating rate based on US SOFR Index, expiring April 2035	4/25/30	400,000	14,712
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.95% and pay annually a floating rate based on US SOFR Index, expiring May 2035	4/29/30	2,150,000	75,801
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.065% and pay annually a floating rate based on US SOFR Index, expiring May 2035	5/02/30	3,470,000	130,463
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.01% and pay annually a floating rate based on US SOFR Index, expiring May 2035	5/07/30	2,810,000	102,664

TOTAL CALL SWAPTIONS			1,230,193
TOTAL PURCHASED SWAPTIONS (Cost $2,819,597)			2,705,045

TOTAL INVESTMENT IN SECURITIES - 159.3% (Cost $1,235,966,364)	1,207,426,110
NET OTHER ASSETS (LIABILITIES) - (59.3)%	(449,022,614)
NET ASSETS - 100.0%	758,403,496

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 2% 6/1/2055	(13,200,000)	(10,605,231)
Ginnie Mae II Pool 2.5% 6/1/2055	(9,250,000)	(7,751,815)
Ginnie Mae II Pool 3.5% 6/1/2055	(11,350,000)	(10,102,529)
Ginnie Mae II Pool 5% 6/1/2055	(1,425,000)	(1,382,721)
Ginnie Mae II Pool 5.5% 6/1/2055	(9,200,000)	(9,136,903)
Ginnie Mae II Pool 6% 6/1/2055	(31,400,000)	(31,704,983)
Uniform Mortgage Backed Securities 2% 6/1/2055	(64,675,000)	(50,272,175)
Uniform Mortgage Backed Securities 2.5% 6/1/2055	(10,650,000)	(8,679,333)
Uniform Mortgage Backed Securities 3% 6/1/2055	(2,600,000)	(2,213,249)
Uniform Mortgage Backed Securities 3.5% 6/1/2055	(8,700,000)	(7,717,168)
Uniform Mortgage Backed Securities 4% 6/1/2055	(4,100,000)	(3,759,185)
Uniform Mortgage Backed Securities 4.5% 6/1/2055	(9,825,000)	(9,270,813)
Uniform Mortgage Backed Securities 5% 6/1/2055	(4,800,000)	(4,647,561)
Uniform Mortgage Backed Securities 5.5% 6/1/2055	(12,175,000)	(12,057,063)
Uniform Mortgage Backed Securities 6% 6/1/2055	(35,750,000)	(36,108,898)
Uniform Mortgage Backed Securities 6% 7/1/2055	(10,300,000)	(10,390,126)
Uniform Mortgage Backed Securities 6.5% 6/1/2055	(13,800,000)	(14,170,868)
Uniform Mortgage Backed Securities 6.5% 7/1/2055	(3,525,000)	(3,616,428)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(233,587,049)

TOTAL TBA SALE COMMITMENTS (Proceeds $233,478,449)		(233,587,049)

Written Swaptions
	Expiration Date	Notional Amount	Value ($)
Put Swaptions
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.89% and pay annually a floating rate based on US SOFR Index, expiring April 2036	4/21/26	2,300,000	(71,098)
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.63% and pay annually a floating rate based on US SOFR Index, expiring November 2035	10/30/25	2,000,000	(63,240)

TOTAL PUT SWAPTIONS			(134,338)
Call Swaptions
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.89% and receive annually a floating rate based on US SOFR Index, expiring April 2036	4/21/26	2,300,000	(73,824)
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.63% and receive annually a floating rate based on US SOFR Index, expiring November 2035	10/30/25	2,000,000	(27,081)

TOTAL CALL SWAPTIONS			(100,905)
TOTAL WRITTEN SWAPTIONS			(235,243)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 2 Year US Treasury Note Contracts (United States)	276	Sep 2025	57,274,313	107,300	107,300
CBOT US Treasury Long Bond Contracts (United States)	11	Sep 2025	1,244,375	29,767	29,767

TOTAL PURCHASED					137,067

Sold

Interest Rate Contracts
CBOT 10 Year US Treasury Bond Contracts (United States)	53	Sep 2025	5,878,031	(65,251)	(65,251)
CBOT 5 Year US Treasury Note Contracts (United States)	159	Sep 2025	17,220,445	(135,671)	(135,671)
CBOT US Treasury Ultra Bond Contracts (United States)	28	Sep 2025	3,255,875	(81,880)	(81,880)

TOTAL SOLD					(282,802)

TOTAL FUTURES CONTRACTS					(145,735)
The notional amount of futures purchased as a percentage of Net Assets is 7.8%
The notional amount of futures sold as a percentage of Net Assets is 3.5%

Credit Default Swaps
Underlying Reference	Rating(2)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)(1)	Value ($)(2)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX AAA Series 13 Index		Dec 2072	Citigroup Global Markets Ltd	(0.5%)	Monthly	20,000	(36)	(59)	(95)
CMBX AAA Series 13 Index		Dec 2072	Citigroup Global Markets Ltd	(0.5%)	Monthly	350,000	(637)	(3,073)	(3,710)
CMBX AAA Series 13 Index		Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	1,300,000	(2,367)	(8,488)	(10,855)
CMBX AAA Series 13 Index		Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	1,410,000	(2,567)	(9,583)	(12,150)
CMBX AAA Series 13 Index		Dec 2072	Citigroup Global Markets Ltd	(0.5%)	Monthly	1,020,000	(1,857)	(10,728)	(12,585)
CMBX BBB- Series 16 Index		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	10,000	1,705	(2,468)	(763)
CMBX BBB- Series 16 Index		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly	60,000	10,230	(15,397)	(5,167)
CMBX BBB- Series 16 Index		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly	80,000	13,640	(20,540)	(6,900)
CMBX BBB- Series 16 Index		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly	160,000	27,280	(44,642)	(17,362)
CMBX BBB- Series 16 Index		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly	140,000	23,870	(38,594)	(14,724)
CMBX BBB- Series 16 Index		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly	110,000	18,755	(28,366)	(9,611)
CMBX BBB- Series 16 Index		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	20,000	3,410	(4,849)	(1,439)
CMBX BBB- Series 16 Index		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly	80,000	13,640	(18,214)	(4,574)
CMBX BBB- Series 16 Index		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly	160,000	27,280	(36,046)	(8,766)
CMBX BBB- Series 16 Index		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly	30,000	5,115	(6,535)	(1,420)
CMBX BBB- Series 16 Index		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly	10,000	1,705	(2,683)	(978)
CMBX BBB- Series 16 Index		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	80,000	13,640	(18,465)	(4,825)
CMBX BBB- Series 16 Index		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	110,000	18,755	(24,708)	(5,953)
CMBX BBB- Series 16 Index		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly	100,000	17,050	(18,939)	(1,889)
CMBX BBB- Series 16 Index		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	100,000	17,050	(16,443)	607
CMBX BBB- Series 16 Index		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly	170,000	28,985	(27,339)	1,646
CMBX BBB Series 15 Index		Nov 2064	Citigroup Global Markets Ltd	(3%)	Monthly	200,000	33,092	(29,994)	3,098
CMBX BBB- Series 18 Index		Dec 2057	Goldman Sachs & Co LLC	(3%)	Monthly	100,000	7,644	(3,831)	3,813
CMBX BBB- Series 18 Index		Dec 2057	Citigroup Global Markets Ltd	(3%)	Monthly	100,000	7,644	(3,942)	3,702
CMBX BBB- Series 18 Index		Dec 2057	Goldman Sachs & Co LLC	(3%)	Monthly	200,000	15,287	(7,766)	7,521
CMBX BBB- Series 18 Index		Dec 2057	Morgan Stanley Capital Services LLC	(3%)	Monthly	100,000	7,644	(3,883)	3,761
CMBX BBB- Series 18 Index		Dec 2057	Citigroup Global Markets Ltd	(3%)	Monthly	300,000	22,931	(10,944)	11,987
CMBX BB Series 18 Index		Dec 2057	JPMorgan Securities LLC	(5%)	Monthly	100,000	12,752	(6,676)	6,076
CMBX BB Series 18 Index		Dec 2057	JPMorgan Securities LLC	(5%)	Monthly	100,000	12,752	(7,148)	5,604
CMBX BBB- Series 17 Index		Dec 2056	Citigroup Global Markets Ltd	(3%)	Monthly	100,000	13,019	(12,585)	434
CMBX BBB- Series 18 Index		Dec 2057	JPMorgan Securities LLC	(3%)	Monthly	100,000	7,644	(4,971)	2,673
CMBX BBB Series 15 Index		Nov 2064	Citigroup Global Markets Ltd	(3%)	Monthly	300,000	49,638	(48,131)	1,507
CMBX BBB- Series 18 Index		Dec 2057	Goldman Sachs & Co LLC	(3%)	Monthly	200,000	15,287	(21,416)	(6,129)
CMBX BB Series 18 Index		Dec 2057	Goldman Sachs & Co LLC	(5%)	Monthly	200,000	25,505	(29,900)	(4,395)
CMBX BBB- Series 18 Index		Dec 2057	Goldman Sachs & Co LLC	(3%)	Monthly	300,000	22,931	(29,568)	(6,637)
CMBX BBB- Series 17 Index		Dec 2056	Morgan Stanley Capital Services LLC	(3%)	Monthly	300,000	39,057	(43,756)	(4,699)
CMBX BBB- Series 17 Index		Dec 2056	Morgan Stanley Capital Services LLC	(3%)	Monthly	100,000	13,019	(14,476)	(1,457)

TOTAL BUY PROTECTION							540,492	(635,146)	(94,654)
Sell Protection
CMBX AAA Series 13 Index	NR	Dec 2072	Morgan Stanley Capital Services LLC	0.5%	Monthly	2,040,000	3,714	45,279	48,993
CMBX AAA Series 13 Index	NR	Dec 2072	Morgan Stanley Capital Services LLC	0.5%	Monthly	2,060,000	3,751	47,021	50,772
CMBX AAA Series 17 Index	NR	Dec 2056	Goldman Sachs & Co LLC	0.5%	Monthly	300,000	(5,252)	6,616	1,364
CMBX AAA Series 17 Index	NR	Dec 2056	Goldman Sachs & Co LLC	0.5%	Monthly	500,000	(8,754)	12,279	3,525
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly	10,000	(175)	245	70
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly	300,000	(5,252)	4,729	(523)
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly	200,000	(3,501)	3,153	(348)
CMBX AAA Series 17 Index	NR	Dec 2056	Morgan Stanley Capital Services LLC	0.5%	Monthly	90,000	(1,576)	1,360	(216)
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly	900,000	(15,757)	14,121	(1,636)
CMBX AAA Series 17 Index	NR	Dec 2056	Goldman Sachs & Co LLC	0.5%	Monthly	700,000	(12,255)	12,741	486
CMBX AAA Series 17 Index	NR	Dec 2056	Goldman Sachs & Co LLC	0.5%	Monthly	2,800,000	(49,020)	69,294	20,274
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly	2,400,000	(42,018)	41,404	(614)
CMBX AAA Series 16 Index	NR	Apr 2065	Citigroup Global Markets Ltd	0.5%	Monthly	1,600,000	(19,523)	19,634	111

TOTAL SELL PROTECTION							(155,618)	277,876	122,258
TOTAL CREDIT DEFAULT SWAPS							384,874	(357,270)	27,604

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.

(2)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(3)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(3)	Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
U.S. SOFR Index(4)	Annual	3.25%	Annual	LCH	Jun 2027	25,168,000	105,494	0	105,494
U.S. SOFR Index(4)	Annual	3.5%	Annual	LCH	Jun 2045	12,133,000	154,381	0	154,381
U.S. SOFR Index(4)	Annual	3.25%	Annual	LCH	Jun 2029	34,225,000	33,719	0	33,719
U.S. SOFR Index(4)	Annual	3.25%	Annual	LCH	Jun 2030	2,498,000	(2,003)	0	(2,003)
U.S. SOFR Index(4)	Annual	3.25%	Annual	LCH	Jun 2028	50,451,000	59,992	0	59,992
TOTAL INTEREST RATE SWAPS							351,583	0	351,583

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.

(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(3)Notional amount is stated in U.S. Dollars unless otherwise noted.

(4)Represents floating rate.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $87,007,112 or 11.5% of net assets.

(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(f)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $567,751.
(i)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $985,963.

(j)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $3,397,253.
(k)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(l)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(m)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	14,224,682	361,512,604	339,627,560	1,700,752	-	-	36,109,726	36,102,505	0.1%
Fidelity Securities Lending Cash Central Fund	-	3,911,244	3,911,244	50	-	-	-	-	0.0%
Total	14,224,682	365,423,848	343,538,804	1,700,802	-	-	36,109,726

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities, Collateralized Mortgage Obligations, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates and/or potential credit events.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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